CONTENTS


Shareholder Letter ........................................          1

Special Feature:

Q&A with Municipal
Bond Department............................................          3

Manager's Discussion.......................................          6

Performance Summaries
 Class I...................................................          9
 Class II..................................................         11

Statement of
Investments................................................         13

Financial Statements.......................................         36

Notes to
Financial Statements.......................................         38

Report of
Independent Auditors.......................................         42




SHAREHOLDER LETTER


Dear Shareholder:

It is a pleasure to bring you the Franklin Federal Tax-Free Income Fund's annual report for the period ended April 30, 1997.

During the year under review, the U.S. economy continued its healthy expansion. Although inflation remained under control throughout the year, investors feared higher prices would result from the nation's strong growth. In a move they termed a "pre-emptive strike" against potentially higher inflation, the Federal Reserve Board (the Fed) raised the federal funds rate (the rate banks charge each other for overnight loans) from 5.25% to 5.50% in March.

The Fed will likely continue to look for signs of increasing wage pressures and other inflationary indicators to determine if additional action is necessary. Many analysts anticipate further rate hikes, which could lead to increased volatility in financial markets. However, any slowdown in economic activity could reduce the risk of higher inflation. In such an environment, fixed-income securities, including tax-free bonds, may respond well.

During this period, bond calls dominated the municipal market. Bonds issued in the higher interest-rate environment of the late 1980s continued to be called or refunded, returning cash to investors such as the Franklin Federal Tax-Free Income Fund. Reinvestment of these proceeds in similar, high-quality or insured issues meant investors received the lower yields of the current market environment. Our investment strategy has not changed, however, and we still manage our portfolios to generate the maximum, tax-free income available in today's market.

Looking forward, we expect the supply of new issues in 1997 may be around $170-$190 billion, close to the 1996 level. We also anticipate a continuation of early bond redemptions, which should be around $150 billion. Such calls will provide cash for reinvestment, and consequently should help sustain strong demand for municipal bonds. Furthermore, at this point, we do not expect any changes in tax codes that would negatively affect the value of municipal securities.

As a Franklin Templeton fund shareholder, you receive the benefits of professional management and dedicated service. If you have any questions concerning the Franklin Federal Tax-Free Income Fund, we welcome the opportunity to answer them. A more detailed report on your fund can be found in the following pages.

Sincerely,



Charles B. Johnson
Chairman



Tom J. Kenny
Director, Municipal Bond Department



Q&A

SPECIAL FEATURE:
Q&A WITH THE MUNICIPAL BOND DEPARTMENT

Tom Kenny, director of Franklin's Municipal Bond Department, and portfolio managers Don Duerson, Sheila Amoroso and Bernie Schroer discuss some issues facing the municipal bond market.

Q: 1997 MARKS THE START OF A SECOND PRESIDENTIAL TERM FOR BILL CLINTON. DO YOU THINK HIS RE-ELECTION WAS GOOD NEWS FOR THE MARKETS?

TOM KENNY: Market participants do not like uncertainty, so they appear comfortable with the re-election of a Democratic president and a Republican Congress. Alan Greenspan's reappointment as Federal Reserve Board Chairman was also positive for the markets.

Q: WHY IS THAT?

TOM: His monetary policy is designed to encourage low inflation with moderate growth, which he has been able to accomplish.

SHEILA AMOROSO: We expect at least the first two quarters of 1997 to be similar to 1996 with regard to growth and inflation, though it is difficult to predict.

Q: ALAN GREENSPAN MAINTAINED A RELATIVELY NEUTRAL STANCE ON MONETARY POLICY THROUGHOUT MOST OF 1996. DO YOU SEE THIS CARRYING OVER INTO 1997?


BERNIE SCHROER: Possibly. As you know, we do not try to predict where rates will be in the future. But, I think Greenspan will continue to look for signs of above-trend growth, and will probably focus on wages and commodity prices. At this point, wage inflation is moderate and companies do not feel they can raise prices.

DON DUERSON: The "threat" of higher rates seems to be sufficient to control market expectations. Also, the recent strength of the dollar should have a moderating effect on the economy by slowing export growth while keeping import price inflation under control.


Q: FLOODS IN THE U.S.: WHAT IMPACT DO YOU SEE THIS HAVING ON STATE FINANCES, BOND ISSUANCE, AND BOND RATINGS?


SHEILA: Historically, very few bond issues are affected negatively by natural disasters. At worst, some types of issues may be called and paid off from insurance proceeds. Bond ratings are generally long term in nature and are usually not affected by such short-term events. Most of the repair costs are covered by insurance companies, the Federal Emergency Management Agency, and state disaster relief funds.


BERNIE: Generally, these disasters create an increase in construction activity, however, which can contribute to increased economic growth in those affected areas.



PHOTO


Portfolio managers, Don Duerson (left) and Sheila Amoroso (right) discuss aspects of a new bond issue with Tom Kenny, director of Franklin's Municipal Bond Department.



Q: WHAT KINDS OF BONDS ARE YOU PURCHASING FOR YOUR FUNDS?

DON: We try to choose bonds whose coupons provide higher income with lower volatility than, for example, deep discount bonds with lower coupons. We feel that the best relative value in the market today is in the insured sector. The narrow quality spreads in the market are due to the low interest-rate environment and the increase in volume of insured issues in the market. Close to 50% of new issues came to market insured, taking more spread out of the market.

Q: WHAT DO YOU MEAN BY "NARROW SPREAD?"

BERNIE: In a declining or low interest-rate environment, investors tend to "reach for yield," trying to obtain the same yield level they had in an earlier, higher interest-rate environment. To accomplish this, investors have to buy lesser-quality bonds, which are usually higher yielding. Because interest rates have been relatively low for most of the 1990s, investor demand has increased for higher-yielding, lower-quality securities, which drives the prices of these securities higher. This results in lower relative yield differentials between lower-qualityissues and AAA-rated insured bonds. When this happens, it makes more sense for us to buy insured bonds.

Q: DO YOU PLAN ON CHANGING YOUR INVESTMENT STRATEGY IN 1997?

TOM: Franklin employs a long-term "buy and hold" strategy, and our major objective for the tax-free funds is to pay out high tax-free income. Our portfolio managers don't speculate on the market by trying to predict future interest rates. We use a consistent and disciplined long-term relative value strategy toward meeting our objectives, and we plan on maintaining this approach.


THANKS FOR SHARING YOUR THOUGHTS.



MANAGER'S DISCUSSION

YOUR FUND'S OBJECTIVE: THE FRANKLIN FEDERAL TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX THROUGH A NATIONALLY DIVERSIFIED PORTFOLIO CONSISTING OF MUNICIPAL SECURITIES.*


MUNICIPAL OVERVIEW

During the 12-month reporting period, municipal bonds generally provided higher total returns than U.S. government bonds of similar maturities. As fears of a flat tax faded over the last year, investors' renewed interest in municipal securities created strong demand and sent prices higher.

Demand also increased as "pre-refunded" bond calls continued. A bond is "pre-refunded" when a new issue is sold and its proceeds are set aside to redeem the original bond at its earliest call date. This is common practice in periods of relatively low interest rates -- as issuers try to replace debt that had been issued in a time of relatively higher interest rates. (In the late 1980s, for instance, yields on insured and high-quality bonds ranged between 7.5% and 9.0%. In comparison, for most of the 1990s, these bonds yielded at or below 6.0%.) Early redemptions from pre-refunding returned large amounts of cash to investors, such as the fund, who reinvested this cash.

As the Franklin Federal Tax-Free Income Fund received proceeds from redeemed bonds and reinvested in the current environment of lower interest rates, portfolio earnings were reduced. The general interest-rate decline is reflected in the Bond Buyer Municipal 40 Index (an index of general obligation and revenue bonds considered representative of the municipal market), which began this reporting period yielding 6.06%, hit a low of 5.61% in December 1996, and stood at 5.89% on April 30, 1997.


*For investors subject to the federal alternate minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.



PORTFOLIO UPDATE

When investing in the municipal market, we strive to purchase securities offering attractive long-term value. A key factor in our assessment of a security's value is whether its yield compensates us adequately for any credit risk. In other words, if we loan money to someone who might have trouble paying us back, we expect to receive a higher yield than if we had loaned that money to someone with minimal credit risk.

Of the municipal securities we purchase, bonds generally fall into two categories -- general obligation and revenue bonds. General obligation (G.O.) bonds carry less credit risk, because they are backed by the full taxing authority of the issuing municipality or state. That means the issuer may have the authority to raise or reallocate taxes to pay for its G.O. bonds. Revenue bonds, on the other hand, are secured only by the revenues of a funded project, such as a hospital or toll bridge. If the project doesn't raise enough money to pay its bonds' interest, the issuer may default. Because they lack the security features of G.O. bonds, revenue bonds also tend to provide higher yields as compensation for the higher risk.

During the reporting period, however, BBB-rated G.O. bonds offered yields similar to those of BBB-rated revenue bonds. As these yields converged, we increased our exposure to G.O. securities. This strategy allowed us to add bonds with stronger security features, which should provide value to the portfolio over the long term. Many of our purchases during the period included New York City G.O. bonds that we felt were undervalued in the market based on their relatively strong bondholder security provisions and the city's improved financial outlook. The fund's long-term investments in G.O. bonds increased from 9.2% of long-term investments on April 30, 1996, to 10.3% on April 30, 1997.

As illustrated by the chart above, nearly 50% of the fund's long-term investments were invested in high-grade bonds at the close of the period. High-grade bonds rated AAA or AA by Standard & Poor's(R), or Aaa or Aa by Moody's, generally are considered


GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PORTFOLIO BREAKDOWN
ON APRIL 30, 1997

                                         % TOTAL
                                        LONG-TERM
SECTOR                                 INVESTMENTS

Utilities                                 28.8%
Housing                                   13.7%
Transportation                            13.2%
Pre-Refunded                              11.1%
General Obligations                       10.3%
Hospitals                                 6.5%
Industrial                                4.7%
Other Revenue                             4.1%
Education                                 2.9%
Certificates of Participation             2.7%
Health Care                               1.2%
Tax-Allocation                            0.5%
Sales Tax Revenue                         0.3%


For a complete list of portfolio holdings, please see page 13 of this report.


GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

to carry little credit risk. Increasing our emphasis on high-quality bonds can help protect the fund against the risk of issuers defaulting on their interest payments or principal repayments.

The chart to the left shows that the fund was invested across a broad range of sectors on April 30, 1997. Plus, your fund held investments in all 50 states and Puerto Rico. The fund had its largest holdings in securities issued in New York, California and Texas.

Going forward, we believe the supply of municipal bonds will remain low, and demand should be constant. This should enhance these securities' attractiveness, especially given their current taxable-equivalent yields.


PERFORMANCE SUMMARY


CLASS I

The Franklin Federal Tax-Free Income Fund's Class I share price, as measured by net asset value, increased 7.0 cents, from $11.83 on April 30, 1996, to $11.90 on April 30, 1997.

At the end of this reporting period, the fund's distribution rate was 5.60%, based on an annualization of April's monthly dividend of 5.8 cents ($0.058) per share and the maximum offering price of $12.43 on April 30, 1997. Distributions may vary depending on the fund's income, and past distributions are not predictive of future trends.

This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.6% would need to earn 9.27% from a taxable investment to match the fund's tax-free distribution rate.

The chart on the following page illustrates that for the past 10 years, your fund's performance has exceeded the rate of inflation, as measured by the Consumer Price Index, maintaining your purchasing power -- a primary goal of any investment. Although the fund's shares have slightly underperformed the Lehman Brothers Municipal Bond Index, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike unmanaged indices, mutual funds are never 100% invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The fund's performance figures also include the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index. Past performance is not predictive of future results.


CLASS I
DIVIDEND DISTRIBUTIONS
5/1/96 - 4/30/97

                   DIVIDEND
MONTH              PER SHARE

May                6.20 cents
June               6.20 cents
July               5.90 cents
August             5.90 cents
September          5.90 cents
October            5.90 cents
November           5.90 cents
December           5.90 cents
January            5.90 cents
February           5.90 cents
March              5.90 cents
April              5.80 cents
------------------------------
TOTAL             71.30 CENTS


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Class I Shares
Periods ended April 30, 1997                                            From
                                                                      Inception
                                     1-Year      5-Year     10-Year   (10/7/83)

Cumulative Total Return1              6.81%      40.49%     117.45%    227.57%
Average Annual Total Return2          2.23%       6.11%       7.61%      8.79%

Distribution Rate3                           5.60%
Taxable Equivalent Distribution Rate4        9.27%
30-Day Standardized Yield5                   5.10%
Taxable Equivalent Yield4                    8.44%

*This performance graph assumes an initial $10,000 investment and includes the current, maximum 4.25% initial sales charge, all fund expenses and account fees. It also assumes that your dividends and capital gains were reinvested at net asset value. The Lehman Brothers Municipal Bond Index includes price appreciation or depreciation and distributions as a percentage of the original investment. Past performance is not predictive of future results.

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.25% initial sales charge. See Note below.

3. Distribution rate is based on an annualization of April's 5.8-cent-per-share monthly dividend and the maximum offering price of $12.43 on April 30, 1997.

4. Taxable equivalent distribution rate and yield assume the 1997 maximum federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 1997.

Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the public offering price. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

Past performance is not predictive of future results.


CLASS II

The Franklin Federal Tax-Free Income Fund's Class II share price, as measured by net asset value, increased 8.0 cents, from $11.82 on April 30, 1996, to $11.90 on April 30, 1997.

At the end of this reporting period, your fund's distribution rate was 5.20%, based on an annualization of April's monthly dividend of 5.21 cents ($0.0521) per share, plus an annual dividend adjustment of -.03 cent, and the offering price of $12.02 on April 30, 1997. Distributions may vary depending on the fund's income, and past distributions are not predictive of future trends.

This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.6% would need to earn 8.61% from a taxable investment to match the fund's tax-free distribution rate.

The chart on the next page illustrates that since inception your fund's performance has exceeded the rate of inflation, as measured by the Consumer
Price Index, maintaining your purchasing power -- a primary goal of any investment. Although the fund's shares have slightly underperformed the Lehman Brothers Municipal Bond Index, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike unmanaged indices, mutual funds are never 100% invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The fund's performance figures also include sales charges, all fund expenses and account fees. If operating expenses such as the fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index. Past performance is not predictive of future results.


CLASS II
DIVIDEND DISTRIBUTIONS
5/1/96 - 4/30/97
                        DIVIDEND
MONTH                   PER SHARE

May                    5.60 cents
June                   5.60 cents
July                   5.32 cents
August                 5.32 cents
September              5.32 cents
October                5.32 cents
November               5.32 cents
December               5.32 cents
January                5.35 cents
February               5.35 cents
March                  5.35 cents
April                  5.18 cents
----------------------------------
TOTAL                  64.35 CENTS

GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT

CLASS II SHARES
PERIODS ENDED APRIL 30, 1997                                     FROM
                                                               INCEPTION
                                                     1-Year    (5/1/95)

Cumulative Total Return1                              6.28%     13.36%
Average Annual Total Return2                          4.22%      5.93%

Distribution Rate3                           5.20%
Taxable Equivalent Distribution Rate4        8.61%
30-Day Standardized Yield5                   4.70%
Taxable Equivalent Yield4                    7.78%

*This performance graph assumes an initial $10,000 investment and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge (CDSC) applicable to shares redeemed within the first 18 months of investment, all fund expenses and account fees. It also assumes that your dividends and capital gains were reinvested at net asset value. The Lehman Brothers Municipal Bond Index includes price appreciation or depreciation and distributions as a percentage of the original investment. The total value on 4/30/97 reflects the CDSC, assuming the account is liquidated on that date. Purchasers who remain in the account for longer than 18 months will not be assessed a CDSC; thus, actual total returns may be higher. Past performance is not predictive of future results.


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge (CDSC), applicable to shares redeemed within the first 18 months of investment.

3. Based on an annualization of April's 5.21-cent-per-share monthly dividend, plus an anuual dividend adjustment of -.03 cent, and the offering price of $12.02 on April 30, 1997.

4. Taxable equivalent distribution rate and yield assume the 1997 maximum federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 1997.

All total return calculations assume reinvestment of dividends and capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


Past performance is not predictive of future results.




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS, APRIL 30, 1997



   FACE                                                                                                        VALUE
  AMOUNT                                                                                                      (NOTE1)
_________________________________________________________________________________________________________________________
              LONG TERM INVESTMENTS  97.6%
              BONDS  96.0%
              ALABAMA  1.0%
$6,400,000    Alabama Water Pollution Control Authority, Revolving Fund, Series B, 7.75%, 08/15/12 ....... $  6,749,696
 5,000,000    Birmingham GO, Street Improvement Warrants, Pre-Refunded, 8.00%, 07/01/13 ..................    5,307,000
 1,000,000    Citronelle IDB, PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical,
               Plc., Series 1982, 8.00%, 12/01/12 ........................................................    1,104,870
12,000,000    Courtland IDB, IDR, Refunding, Champion International Corp., Series A, 7.20%, 12/01/13 .....   12,978,360
 5,000,000    Courtland IDB, PCR, Refunding, Champion International Corp. Project, 6.15%, 06/01/19 .......    4,993,700
              Jefferson County Sewer Revenue, Warrants, FGIC Insured,
 4,000,000       Refunding, Series A, 5.625%, 02/01/22 ...................................................    3,882,680
15,995,000       Series D, 5.75%, 02/01/22 ...............................................................   15,785,466
10,850,000       Series D, 5.75%. 02/01/27 ...............................................................   10,651,771
 5,385,000    Montgomery Medical Clinic Board, Health Care Facilities Revenue,
               Refunding, Jackson Hospital and Clinic, AMBAC Insured,
               6.00%, 03/01/26 ...........................................................................    5,431,365
                                                                                                            -------------
                                                                                                             66,884,908
                                                                                                            -------------
              ALASKA 2.0%
 1,775,000    Alaska Industrial Development and Export Authority,
               Revolving Fund, Series A, 7.95%, 04/01/10 .................................................    1,907,593
              Alaska State HFC,
 4,120,000       Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ...............................    4,259,792
 7,990,000       Refunding, Mortgage Insured, Program 1, Series 1990-B, 7.80%, 12/01/30 ..................    8,038,100
 4,565,000       Refunding, Mortgage, Series A, MBIA Insured, 6.00%, 12/01/15 ............................    4,544,503
34,000,000       Refunding, Mortgage, Series A, MBIA Insured, 6.10%, 12/01/37 ............................   33,545,080
17,875,000       Refunding, Series A, MBIA Insured, 5.875%, 12/01/24 .....................................   17,574,521
11,600,000       Refunding, Series A, MBIA Insured, 5.875%, 12/01/30 .....................................   11,212,328
 8,000,000       Series A, 6.60%, 12/01/23 ...............................................................    8,716,480
20,980,000       Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ................................   21,755,421
              Anchorage Parking Authority Revenue, Refunding, 5th Avenue Garage Lease Project,
 3,360,000       6.50%, 12/01/02 .........................................................................    3,525,749
 3,500,000       6.75%, 12/01/08 .........................................................................    3,666,320
25,000,000    Valdez Marine Terminal Revenue, Refunding, BP Pipelines, Inc.
               Project, Series A, 5.85%, 08/01/25 ........................................................   24,193,000
                                                                                                            ------------
                                                                                                            142,938,887
                                                                                                            ------------
              ARIZONA  0.5%
              Salt River Project, Agricultural Improvement and Power District,
               Electrical Systems Revenue, Series D, Refunding,
15,000,000       5.50%, 01/01/25 .........................................................................   14,303,100
14,000,000       5.00%, 01/01/30 .........................................................................   12,292,560
 5,620,000    Tempe IDA, Residential Care Facilities Revenue,
               Volunteers of America Care Facilities, 9.00%, 06/01/18 ....................................    5,847,498
                                                                                                            ------------
                                                                                                             32,443,158
                                                                                                            ------------
              ARKANSAS  1.1%
 2,550,000    Desha County Residential Housing Facilities Board, SFMR, Refunding, 7.50%, 04/01/11 ........    2,683,340
 3,115,000    Independence County Public Health and Education Facilities Board,
               Capital Revenue, Refunding & Improvement, White River
               Control Project, Pre-Refunded, 8.00%, 06/01/09 ............................................    3,381,800
 1,465,000    Jefferson County PCR, Refunding, Arkansas Power and Light Co. Project, 6.30%, 06/01/18 .....    1,499,428
              Pope County PCR, Refunding, Arkansas Power and Light Co. Project,
 2,600,000       6.30%, 12/01/16 .........................................................................    2,637,466
60,000,000       6.30%, 11/01/20 .........................................................................   60,942,000
              University of Central Arkansas, AMBAC Insured,
   855,000       Academic Facilities Revenue, Series B, 5.875%, 04/01/16 .................................      867,663
 1,000,000       Academic Facilities Revenue, Series B, 6.00%, 04/01/21 ..................................    1,024,860
 1,000,000       Athletic Facilities Revenue, Series C, 6.00%, 04/01/21 ..................................    1,024,860
   825,000       Athletic Facilities Revenue, Series C, 6.125%, 04/01/26 .................................      841,706
 1,500,000       Refunding, Housing System Revenue, Series A, 5.875%, 04/01/16 ...........................    1,522,215
 1,000,000       Refunding, Housing System Revenue, Series A, 6.00%, 04/01/21 ............................    1,024,860
                                                                                                            ------------
                                                                                                             77,450,198
                                                                                                            ------------

              CALIFORNIA  6.7%
              Alhambra COP, Clubhouse Facility Project,
$  410,000       11.25%, 01/01/08 ........................................................................  $   421,804
   455,000       11.25%, 01/01/09 ........................................................................      468,063
   500,000       11.25%, 01/01/10 ........................................................................      514,275
 5,325,000    Burbank RDA, Refunding, Tax Allocation, Series A, 6.25%, 12/01/24 ..........................    5,391,563
 2,800,000    California Health Facilities, Financing Authority Revenue, Refunding,
               St. Francis Medical Center, Series H, AMBAC Insured,
               6.30%, 10/01/15 ...........................................................................    2,946,020
              California State Educational Facilities Authority Revenue,
 3,580,000       National University, Connie Lee Insured, 6.00%, 05/01/09 ................................    3,721,016
 6,025,000       Pooled College and University Projects, Series B, 6.00%, 12/01/20 .......................    5,825,693
              California State GO,
11,000,000       FGIC Insured, 6.00%, 08/01/19 ...........................................................   11,170,170
 3,070,000       Series 1994, 5.90%, 05/01/08 ............................................................    3,215,979
 7,000,000       Series 1994, 6.00%, 05/01/18 ............................................................    7,126,350
12,500,000       Series 1994, FGIC Insured, 6.00%, 05/01/20 ..............................................   12,690,500
11,750,000       Various Purposes, 5.90%, 04/01/23 .......................................................   11,778,553
              California State GO, Veterans Bonds,
 1,000,000       Series BC, 6.00%, 02/01/10 ..............................................................    1,027,310
33,195,000       Series BD, BE, and BF, 6.55%, 02/01/25 ..................................................   33,863,547
              California State Public Works Board, Lease Revenue,
               Various University of California Projects, Series A,
 4,000,000       6.375%, 10/01/14 ........................................................................    4,230,000
 2,000,000       6.375%, 10/01/19 ........................................................................    2,107,520
14,750,000    California Statewide Communities Development Authority Revenue,
               COP, Sutter Health Obligation Group, MBIA Insured,
               6.00%, 08/15/25 ...........................................................................   14,940,128
 8,250,000    Chino USD, COP, Refunding, FSA Insured, 5.90%, 09/01/15 ....................................    8,325,323
 1,020,000    Coalinga Public Finance Authority Revenue, Series B, 6.25%, 09/15/07 .......................    1,027,864
 1,000,000    Commerce, Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 07/01/10 ......    1,121,260
              Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Senior Lien,
59,240,000       Series A, 6.50%, 01/01/32 ...............................................................   60,726,332
 3,000,000       Series B, 5.00%, 01/01/35 ...............................................................    2,458,860
              Forty-Niner Shops, Inc., Auxiliary Organization, California State Long Beach Project,
 1,090,000       6.875%, 04/01/07 ........................................................................    1,143,813
 1,565,000       6.875%, 04/01/12 ........................................................................    1,616,395
 3,000,000    Los Angeles County Transportation Commission, Sales Tax Revenue,
               Proposition C, Series A, MBIA Insured, 6.00%, 07/01/23 ....................................    3,020,490
 3,180,000    Los Angeles CRDA, Housing Revenue, Refunding, Series A,
               AMBAC Insured, 6.55%, 01/01/27 ............................................................    3,315,150
              Los Angeles Department of Water and Power, Electric Plant Revenue,
14,925,000       Refunding, 6.40%, 11/01/31 ..............................................................   15,499,165
 3,000,000       Refunding, MBIA Insured, 6.00%, 02/01/28 ................................................    3,045,060
10,500,000       Second Issue, MBIA Insured, 6.40%, 11/01/31 .............................................   11,023,005
 8,100,000    Los Angeles GO, Series A, FGIC Insured, 6.20%, 09/01/14 ....................................    8,398,971
              Los Angeles Regional Airport Improvements Corp., Lease Revenue, Refunding,
18,500,000       Facilities Sub-Lease, International Airport, 6.35%, 11/01/25 ............................   18,645,225
 8,400,000       United Airlines, Inc. Project, 6.875%, 11/15/12 .........................................    8,844,948
 4,000,000    Pomona Public Financing Authority Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 .........    4,006,000
 6,480,000    Sacramento County Airport Systems Revenue, Sub-Series D, MBIA Insured, 6.00%, 07/01/16 .....    6,595,409
33,315,000    San Bernardino County COP, Medical Center Financing Project, Series A, 5.875%, 08/01/26 ....   33,288,015
 7,080,000    San Francisco City and County RDA Revenue, George Moscone Convention
               Center, Lease Revenue, 6.75%, 07/01/24 ....................................................    7,675,499
12,680,000    San Francisco City and County RDA Revenue,
               Tax Allocation Redevelopment Project, 6.50%, 08/01/22 .....................................   13,041,000
10,380,000    San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20 .......   10,427,021
              San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
18,795,000       7.00%, 01/01/30 .........................................................................   19,827,033
44,325,000       6.75%, 01/01/32 .........................................................................   46,089,135
 5,000,000       5.00%, 01/01/33 .........................................................................    4,147,700

              CALIFORNIA (CONT.)
              University of California Revenues,
$25,000,000      Hospital Facilities, U.C. Davis Medical Center, AMBAC Insured, 5.75%, 07/01/24 ..........$  24,559,500
 26,780,000      Research Facilities, Series B, 6.55%, 09/01/24 ..........................................   27,554,210
  2,405,000   Windsor RDA Revenue, Tax Allocation, Windsor Project, 7.00%, 09/01/24 ......................    2,503,124
                                                                                                            ------------
                                                                                                            469,363,998
                                                                                                            ------------
              COLORADO  4.5%
              Colorado GO, HFA, Series A,
 1,595,000       7.50%, 05/01/29 .........................................................................    1,661,846
 2,700,000       Pre-Refunded, 8.375%, 01/01/30 ..........................................................    2,828,061
              Denver City and County Airport System Revenue,
12,405,000       Refunding, Series D, MBIA Insured, 5.875%, 11/15/16 .....................................   12,383,291
16,645,000       Series A, 8.875%, 11/15/12 ..............................................................   19,539,898
 5,000,000       Series A, 8.00%, 11/15/17 ...............................................................    5,184,050
11,460,000       Series A, 7.75%, 11/15/21 ...............................................................   12,572,995
 2,650,000       Series A, 7.25%, 11/15/23 ...............................................................    2,860,225
16,520,000       Series A, 7.50%, 11/15/23 ...............................................................   18,151,185
79,945,000       Series A, 8.50%, 11/15/23 ...............................................................   90,678,416
24,325,000       Series A, 8.00%, 11/15/25 ...............................................................   27,196,942
11,200,000       Series A, Pre-Refunded, 7.50%, 11/15/12 .................................................   12,766,320
24,525,000       Series A, Pre-Refunded, 7.25%, 11/15/25 .................................................   27,661,257
10,010,000       Series D, 7.00%, 11/15/25 ...............................................................   10,397,487
47,980,000    Denver City and County Special Facilities, Airport Revenue,
               United Airlines, Inc. Project, Series A, 6.875%, 10/01/32 .................................   49,645,866
16,310,000    Littleton MFR, Rental Housing, Riverpointe Project I, Series 1985, 8.00%, 12/01/22 .........   16,578,789
 6,500,000    University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 6.40%, 11/15/22     6,759,090
                                                                                                            ------------
                                                                                                            316,865,718
                                                                                                            ------------
              DELAWARE  0.1%
 1,160,000    Delaware State EDA Revenue, Refunding, Water Development,
               Wilmington, Series B, 6.45%, 12/01/07 .....................................................    1,272,764
 2,000,000    Delaware State Housing Authority, Refunding, MFMR, Series D, 6.75%, 07/01/06 ...............    2,123,080
                                                                                                            ------------
                                                                                                              3,395,844
                                                                                                            ------------
              DISTRICT OF COLUMBIA  0.6%
              District of Columbia GO,
 6,500,000       Series A, Pre-Refunded, 8.00%, 06/01/07 .................................................    6,615,050
 4,000,000       Series E, MBIA Insured, 6.00%, 06/01/13 .................................................    4,045,640
              District of Columbia HFA, MFHR, FHA Insured,
 6,110,000       Mayfair Mansions Apartments, 8.85%, 02/01/31 ............................................    6,323,667
 1,830,000       Refunding, Series A, 7.10%, 09/01/12 ....................................................    1,909,239
 6,575,000       Refunding, Series A, 7.15%, 03/01/24 ....................................................    6,826,823
 4,220,000    District of Columbia Hospital Revenue, Washington Hospital Center Corp.,
               Series A, Pre-Refunded, 9.00%, 01/01/08 ...................................................    4,839,918
 1,430,000    District of Columbia Redevelopment Land Agency, Sports Arena,
               Special Tax Revenue, 5.625%, 11/01/10 .....................................................    1,378,306
              District of Columbia Revenue,
 5,685,000       Association of American Medical Colleges, 7.50%, 02/15/20 ...............................    6,078,857
 5,265,000       Catholic University of America, 6.45%, 10/01/23 .........................................    5,518,299
                                                                                                            ------------
                                                                                                             43,535,799
                                                                                                            ------------
              FLORIDA  2.8%
              Bay County Resource Recovery Revenue, Refunding, MBIA Insured,
 2,100,000       Series A, 6.50%, 07/01/07 ...............................................................    2,285,997
11,020,000       Series B, 6.50%, 07/01/07 ...............................................................   11,996,041
40,950,000    Broward County Resource Recovery Revenue, Broward Waste Energy Co., L.P.,
               North Project, Series 1984, 7.95%, 12/01/08 ...............................................   44,546,639
 1,000,000    Callaway/Bay County Waste Water Systems Revenue, Series A,
               FGIC Insured, 6.00%, 09/01/26 .............................................................    1,016,330
 3,800,000    Dunes Community Development District Revenue, Water and Sewer Project,
               Pre-Refunded, 8.25%, 10/01/18 .............................................................    4,079,376
22,475,000    Florida State Board Of Education, Capital Outlay, Public Education,
               Refunding, Series 1992, 6.40%, 06/01/19 ...................................................   23,733,151
 2,000,000    Florida State Department of General Services, Division of Facilities
               Management Revenue, Florida Facilities Pool, Pre-Refunded,
               8.125%, 09/01/17 ..........................................................................    2,140,300
              Florida (cont.)
$ 7,125,000   Florida State Department of Transportation, Turnpike Revenue,
               Series A, Pre-Refunded, 7.75%, 07/01/09 ................................................... $  7,732,121
 3,850,000    Lakeland Retirement Community, First Mortgage Revenue,
               Carpenters Home Estate Project, 9.50%, 09/01/06 ...........................................    3,875,911
 6,500,000    Manatee County IDR, Manatee Hospital and Health Systems, Inc.,
               Pre-Refunded, 9.25%, 03/01/21 .............................................................    7,581,925
 5,000,000    Manatee County School Board COP, MBIA Insured, 6.125%, 07/01/16 ............................    5,144,050
              Orange County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
 5,880,000       Refunding, Series 1985-A, FGIC Insured, 7.875%, 12/01/25 ................................    6,013,535
 4,750,000       Series B, MBIA Insured, 7.875%, 12/01/25 ................................................    4,856,970
 2,500,000    Santa Rosa County Health Facilities Authority Revenue, Refunding,
               Gulf Breeze Hospital, Inc., Pre-Refunded, 8.70%, 10/01/14 .................................    2,700,775
              St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured,
   840,000       6.20%, 10/01/00 .........................................................................      881,336
   890,000       6.20%, 10/01/01 .........................................................................      939,982
   940,000       6.20%, 10/01/02 .........................................................................      998,731
 1,005,000       6.20%, 10/01/03 .........................................................................    1,074,888
 1,065,000       6.20%, 10/01/04 .........................................................................    1,141,861
 1,130,000       6.20%, 10/01/05 .........................................................................    1,216,445
 1,200,000       6.20%, 10/01/06 .........................................................................    1,295,712
 1,275,000       6.20%, 10/01/07 .........................................................................    1,379,588
 1,355,000       6.20%, 10/01/08 .........................................................................    1,454,864
 6,300,000       6.20%, 10/01/12 .........................................................................    6,614,874
              Tampa Capital Improvement Program Revenue,
11,010,000       Series A, 8.25%, 10/01/18 ...............................................................   11,481,338
37,250,000       Series B, 8.375%, 10/01/18 ..............................................................   38,969,088
                                                                                                            ------------
                                                                                                            195,151,828
                                                                                                            ------------
              GEORGIA  3.0%
              Burke County Development Authority, PCR, Georgia Power Co.,
               Plant Vogle Project, MBIA Insured,
105,000,000      Series 1984-1, 6.60%, 07/01/24 ..........................................................  110,116,650
  8,025,000      Series 1984-7, 6.625%, 10/01/24 .........................................................    8,445,992
              Fulton County Development Authority, Special Facilities Revenue,
               Refunding, Delta Air Lines, Inc. Project,
 3,400,000       6.85%, 11/01/07 .........................................................................    3,574,352
 5,500,000       6.95%, 11/01/12 .........................................................................    5,797,880
 7,975,000    Gainsville and Hall County Hospital Authority Revenue,
               Anticipation Certificates, Refunding, Northeast Georgia Healthcare
               Project, MBIA Insured, 6.00%, 10/01/25 ....................................................    8,072,933
              Georgia Municipal Electric Authority Power Revenue,
14,000,000       Series B, 6.375%, 01/01/16 ..............................................................   14,316,960
 6,325,000       Series EE, 6.40%, 01/01/23 ..............................................................    6,788,559
18,500,000       Series O, 8.125%, 01/01/17 ..............................................................   19,332,870
 4,030,000    Georgia State HFA Revenue, Homeownership Opportunity Program, Series C, 6.60%, 12/01/23 ....    4,187,573
              Monroe County Development Authority, PCR, Georgia Power Co.,
 4,300,000       AMBAC Insured, 6.25%, 07/01/19 ..........................................................    4,434,117
16,000,000       Plant Scherer Project, 8.375%, 07/01/17 .................................................   16,396,800
10,000,000    Putnam County Development Authority, PCR, Refunding,
               Georgia Power Co., Plant Branch Project, 8.375%, 07/01/17..................................   10,267,800
                                                                                                            ------------
                                                                                                            211,732,486
                                                                                                            ------------
              HAWAII  0.8%
              Hawaii State Airports System Revenue,
 1,000,000       FGIC Insured, 7.00%, 07/01/20 ...........................................................    1,081,770
12,000,000       Second Series, 7.00%, 07/01/07 ..........................................................   12,953,160
   500,000       Second Series, 6.90%, 07/01/12 ..........................................................      559,215
 2,830,000       Second Series, 7.00%, 07/01/18 ..........................................................    3,025,213
              Hawaii State Department of Budget and Finance, Special Purposes Mortgage Revenue,
   200,000       Hawaii Electric Light Co. Project, 7.20%, 12/01/14 ......................................      212,346
 1,000,000       Hawaii Electric Light Co. Project, Series A, 7.35%, 01/01/20 ............................    1,058,260
   900,000       Kaiser Hospital, 6.25%, 03/01/21 ........................................................      924,588
 2,600,000       Refunding, Kapiolani Health Care System, 6.00%, 07/01/19 ................................    2,580,864
 1,000,000       Wahiawa General Hospital Project, 7.50%, 07/01/12 .......................................    1,057,540

              HAWAII (CONT.)
              Hawaii State Department of Budget and Finance, Special Purposes Revenue,
$1,000,000       6.00%, 07/01/11 ......................................................................... $  1,015,340
 2,000,000       6.20%, 07/01/16 .........................................................................    2,025,500
 6,250,000       6.25%, 07/01/21 .........................................................................    6,329,438
 5,800,000       Refunding, The Queens Health System, Series A, 5.75%, 07/01/26 ..........................    5,647,576
              Hawaii State HFC, SFMR,
   230,000       Series A, 7.00%, 07/01/11 ...............................................................      241,065
 3,350,000       Series A, 7.10%, 07/01/24 ...............................................................    3,493,246
   360,000       Series B, 6.90%, 07/01/16 ...............................................................      375,491
11,880,000       Series B, 7.00%, 07/01/31 ...............................................................   12,389,652
              Honolulu City and County GO, Series A,
   415,000       6.30%, 03/01/08 .........................................................................      439,435
 1,000,000       6.30%, 03/01/12 .........................................................................    1,044,320
                                                                                                            ------------
                                                                                                             56,454,019

              IDAHO  0.1%
 2,260,000    Idaho Housing Agency, Refunding, Series D-1, 6.45%, 07/01/19 ...............................    2,335,416
              Idaho Housing Agency, SFMR, Senior Bond, Series B-1, FGIC Insured,
 1,135,000       7.85%, 07/01/09 .........................................................................    1,183,113
 1,745,000       7.90%, 01/01/21 .........................................................................    1,797,996
                                                                                                            ------------
                                                                                                              5,316,525
                                                                                                            ------------
              ILLINOIS  5.6%
              Bryant PCR, Refunding, Central Illinois Light Co. Project,
 7,200,000       Series A, 6.50%, 02/01/18 ...............................................................    7,583,544
 5,000,000       Series C, 6.50%, 01/01/10 ...............................................................    5,322,450
              Chicago Board of Education, Chicago School Reform, MBIA Insured,
 9,700,000       6.00%, 12/01/16 .........................................................................    9,853,163
 7,600,000       6.00%, 12/01/26 .........................................................................    7,637,316
21,300,000    Chicago COP, AMBAC Insured, 7.75%, 07/15/11 ................................................   24,296,484
12,000,000    Chicago Gas Supply Revenue, Refunding, The Peoples Gas Light, Series A, 6.10%, 06/01/25 ....   12,089,040
              Chicago-O'Hare International Airport Revenue, Special Facilities,
11,720,000       American Airlines, Inc. Project, 8.20%, 12/01/24 ........................................   13,638,212
 4,300,000       United Airlines, Inc. Project, 8.45%, 05/01/07 ..........................................    4,687,215
12,305,000       United Airlines, Inc. Project, 8.50%, 05/01/18 ..........................................   13,412,081
   460,000       United Airlines, Inc. Project, Series A, 8.40%, 05/01/18 ................................      495,829
28,220,000       United Airlines, Inc. Project, Series C, 8.20%, 05/01/18 ................................   30,313,360
 4,000,000    Chicago SFMR, Collateralized, Series A, 7.25%, 09/01/28 ....................................    4,385,640
10,000,000    Cook County Capital Improvement, Refunding, FGIC Insured, 5.875%, 11/15/22 .................    9,980,000
10,000,000    Cook County, Orland Park School District No. 135, Refunding, FGIC Insured, 5.90%, 12/01/14 .   10,085,500
 8,750,000    Cook County School District No. 140, Tinley Park, Refunding, Series A,
               AMBAC Insured, 6.00%, 12/01/15 ............................................................    8,902,950
              Illinois Development Finance Authority, PCR,
 7,500,000       Commonwealth Edison Co. Project, Series 1991, 7.25%, 06/01/11 ...........................    7,982,475
15,200,000       Refunding, Central Illinois Public Services Co., Series A, 6.375%, 01/01/28 .............   15,499,136
26,550,000       Refunding, Illinois Power Co. Project, Series A, 7.375%, 07/01/21 .......................   29,618,649
 6,000,000    Illinois Educational Facilities Authority Revenue, Shedd Aquarium
               Society, Series 1987-A, 8.625%, 07/01/17 ..................................................    6,150,360
 4,250,000    Illinois HDA, Homeowner Mortgage, Series A-1, 6.85%, 08/01/17 ..............................    4,509,760
              Illinois HDA, MF Program,
20,000,000       Lawndale Redevelopment Project, 7.10%, 12/01/34 .........................................   20,952,600
12,915,000       Refunding, Series A, 7.10%, 07/01/26 ....................................................   13,493,721
12,000,000       Series 1, 6.625%, 09/01/12 ..............................................................   12,431,160
 7,550,000       Series 1, 6.75%, 09/01/21 ...............................................................    7,784,579
 2,265,000       Series C, 7.35%, 07/01/11 ...............................................................    2,352,406
 7,065,000    Illinois HDA, RMR, Series B, 7.25%, 08/01/17 ...............................................    7,379,958
              Illinois Health Facilities Authority Revenue,
 2,000,000       Refunding, Edwards Hospital Project, 7.00%, 02/15/22 ....................................    2,107,500
 1,000,000       Refunding, Servantcor, Series A, Pre-Refunded, 7.875%, 08/15/19 .........................    1,089,120

              ILLINOIS (CONT.)
              Illinois Health Facilities Authority Revenue, (cont.)
$3,000,000       Refunding, Servantcor, Series B, Pre-Refunded, 7.875%, 08/15/19 ......................... $  3,267,360
 6,200,000       Refunding, Westlake Community Hospital, 7.875%, 01/01/13 ................................    6,514,340
 4,200,000       South Suburban Hospital, ETM, 7.00%, 02/15/18 ...........................................    4,831,344
 2,800,000       South Suburban Hospital, Pre-Refunded, 7.00%, 02/15/18 ..................................    3,085,600
 2,600,000    Illinois State COP, FSA Insured, 6.875%, 07/01/07 ..........................................    2,833,168
 2,950,000    Illinois State Dedicated Tax Revenue, Civic Center, Series A, AMBAC Insured, 6.00%, 12/15/15    2,966,845
 3,825,000    Lombard, Village of, Revenue, Refunding, Beacon Hill Project, 9.00%, 02/15/08 ..............    3,928,046
              Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue,
               McCormick Place Expansion Project, Series A,
     5,000       6.50%, 06/15/22 .........................................................................        5,145
   555,000       6.50%, 06/15/27 .........................................................................      590,881
              Metropolitan Pier and Exposition Authority, Hospitality Facilities Revenue,
               McCormick Place Convention Center,
 1,645,000       5.75%, 07/01/06 .........................................................................    1,637,795
 9,500,000       6.25%, 07/01/17 .........................................................................    9,434,450
12,000,000       7.00%, 07/01/26 .........................................................................   13,285,920
 4,350,000    Onterie Center HFC, Mortgage Revenue, Refunding, Series 1989-A,
               MBIA Insured, 7.05%, 07/01/27 .............................................................    4,572,068
 3,970,000    Regional Transportation Authority, Series A, AMBAC Insured, 6.125%, 06/01/22 ...............    4,024,032
              Southwestern Illinois Development Authority,
 6,200,000       Anderson Hospital Project, Series A, 7.00%, 08/15/22 ....................................    6,401,996
 1,825,000       IDR, Spectrulite Consortium, Inc. Project, 6.20%, 02/01/05 ..............................    1,896,285
 3,050,000       IDR, Spectrulite Consortium, Inc. Project, 6.625%, 02/01/10 .............................    3,175,691
 2,925,000       Private Activity Revenue, Glenmark Recovery, 8.50%, 08/01/10 ............................    3,207,877
 5,255,000       Solid Waste Disposal Revenue, LaCede Steel Co., 8.375%, 08/01/08 ........................    5,756,642
 5,390,000       Solid Waste Disposal Revenue, LaCede Steel Co., 8.50%, 08/01/20 .........................    5,898,924
 7,130,000    Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 02/01/27 ...    6,955,458
                                                                                                            ------------
                                                                                                            388,304,075
                                                                                                            ------------
              INDIANA  1.0%
17,000,000    Hammond Industrial Sewer and Solid Waste Disposal Revenue,
               American Maize-Products Co. Project A, 8.00%, 12/01/24 ....................................   18,746,410
 2,355,000    Hammond PCR, Stauffer Chemical Project, Guaranteed by Imperial
               Chemical, Plc., Series 1982, 8.00%, 11/01/12 ..............................................    2,597,282
 1,155,000    Indiana Bond Bank, Special Program, Series 1988-A, 8.375%, 02/01/18 ........................    1,198,266
 3,500,000    Indiana Health Facility Financing Authority, Hospital Revenue, Hancock
              Memorial Hospital Project, Series 1990, Pre-Refunded,
               8.30%, 08/15/20 ...........................................................................    3,926,965
 3,240,000    Indiana State Educational Facilities Authority Revenue,
               Manchester College Project, 6.85%, 10/01/18 ...............................................    3,340,051
              Indiana State Housing Financing Authority, SFMR, Refunding, Series A,
 2,940,000       6.75%, 01/01/10 .........................................................................    3,071,653
12,835,000       6.80%, 01/01/17 .........................................................................   13,280,631
              Indianapolis Local Public Improvement, Series D,
13,075,000       6.75%, 02/01/20 .........................................................................   13,855,839
 4,625,000       Refunding, 6.50%, 02/01/22 ..............................................................    4,673,239
 2,000,000    Muncies Edit Building Corp., First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 ......    2,111,520
 6,000,000    Sullivan PCR, Refunding, Indiana-Michigan Power Co. Project, Series C, 5.95%, 05/01/09 .....    6,018,780
                                                                                                            ------------
                                                                                                             72,820,636
                                                                                                            ------------
              IOWA
 2,260,000    Carroll Retirement Facility Revenue, Orchard View, Inc.
               Project, Pre-Refunded, 8.25%, 02/01/13 ....................................................    2,360,141
                                                                                                            ------------

              KENTUCKY   2.0%
 3,900,000    Ashland PCR, Refunding, Ashland Oil, Inc. Project, 6.65%, 08/01/09 .........................    4,121,520
10,000,000    Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%, 03/01/25 ..   10,520,600
 4,965,000    Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11 ........    5,043,149
              Kenton County Airport Board, Airport Revenue, Special Facilities, Delta Air Lines, Inc.,
20,000,000       7.80%, 12/01/15 .........................................................................   21,421,000
10,000,000       Project A, 7.50%, 02/01/20 ..............................................................   10,722,000
 9,330,000       Project A, 7.125%, 02/01/21 .............................................................    9,856,025
 3,350,000       Project B, 7.25%, 02/01/22 ..............................................................    3,576,427

              KENTUCKY (CONT.)
              Kentucky Housing Corp., Housing Revenue,
$ 1,245,000      Series A, 6.70%, 07/01/17 ............................................................... $  1,290,567
 4,910,000       Series B, 6.625%, 07/01/14 ..............................................................    5,051,408
   700,000    Kentucky State Development Financial Authority, Hospital Revenue,
               Claire Medical Center Project, Pre-Refunded, 7.125%,  09/01/21 ............................      772,737
 4,500,000    Kentucky State Property and Buildings Commission Revenue, Project No. 48,
               Pre-Refunded, 8.00%, 08/01/08 .............................................................    4,789,350
              Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
20,375,000       6.10%, 03/01/08 .........................................................................   20,946,111
11,765,000       6.20%, 03/01/18 .........................................................................   11,836,061
27,160,000    Pendleton County, Multi-County Lease Revenue, Kentucky Association
               of Counties Leasing Trust, Series A, 6.50%, 03/01/19 ......................................   28,012,009
                                                                                                            ------------
                                                                                                            137,958,964
                                                                                                            ------------
              LOUISIANA  2.0%
 2,000,000    Bastrop PCR, Refunding, International Paper Co. Project, 6.90%, 03/01/07 ...................    2,147,760
14,285,000    Calcasieu Parish IDB, PCR, Refunding, Gulf States Utilities Co. Project, 6.75%, 10/01/12 ...   14,552,558
              Calcasieu Parish Memorial Hospital Service District Revenue,
               Lake Charles Parish Memorial Hospital Project, Series A, FSA Insured,
 4,310,000       6.375%, 12/01/12 ........................................................................    4,584,418
 5,530,000       6.50%, 12/01/18 .........................................................................    5,938,667
 3,145,000       6.65%, 12/01/21 .........................................................................    3,318,573
              Calcasieu Parish Public Transportation Authority Mortgage Revenue, Refunding,
 3,740,000       Series 1991-A, 7.75%, 06/01/12 ..........................................................    3,947,271
   425,000       Series 1992-B, 6.375%, 11/01/02 .........................................................      442,612
   705,000       Series 1992-B, 6.875%, 11/01/12 .........................................................      730,577
 2,500,000    De Soto Parish Environmental Improvement Revenue,
               International Paper Co. Project, Series A, 7.70%, 11/01/18.................................    2,821,050
              East Baton Rouge Mortgage Financing Authority, SFM,
 6,275,000       MBS, Series A, 6.80%, 10/01/28 ..........................................................    6,485,589
 2,810,000       Series C, 7.00%, 04/01/32 ...............................................................    2,923,299
 4,315,000       Series D, 7.10%, 04/01/32 ...............................................................    4,481,084
 1,762,661    Lafayette Public Trust Finance Authority, SFMR, Refunding, Series 1990-A, 8.50%, 11/15/12 ..    1,851,270
 1,730,000    Louisiana HFA, HMR, Refunding, 7.375%, 09/01/13 ............................................    1,768,406
 3,400,000    Louisiana Office Facility Corp., Capital Facility Bonds, Statewide Lease, 7.75%, 12/01/10 ..    3,725,380
 3,500,000    Louisiana Public Facilities Authority Revenue, Refunding, Series B,
               Alton Ochsner Medical Foundation Project, MBIA Insured,
               6.50%, 05/15/22 ...........................................................................    3,649,905
              New Orleans GO, Refunding, AMBAC Insured,
10,275,000       6.125%, 10/01/16 ........................................................................   10,710,352
 8,050,000       6.20%, 10/01/21 .........................................................................    8,374,979
 2,200,000    Pointe Coupee Parish PCR, Refunding, Gulf States Utilities Co. Project, 6.70%, 03/01/13 ....    2,255,220
 4,000,000    Quachita Parish Hospital Service District No. 1 Revenue,
               Glenwood Regional Medical Center, Pre-Refunded, 7.50%, 07/01/21 ...........................    4,451,760
              West Feliciana Parish PCR, Gulf Systems Utilities Co. Project,
 2,000,000       7.70%, 12/01/14 .........................................................................    2,186,600
 3,050,000       7.00%, 11/01/15 .........................................................................    3,192,740
41,050,000       8.00%, 12/01/24 .........................................................................   43,813,897
                                                                                                            ------------
                                                                                                            138,353,967
                                                                                                            ------------
              MAINE  0.9%
 5,000,000    Bucksport Solid Waste Disposal Revenue, Champion International Corp.
               Project, 6.25%, 05/01/10 ..................................................................    5,127,700
29,300,000    Maine Financial Authority, Solid Waste Recycling Facilities Revenue,
               Great Northern Paper Co., Bowater Project, 7.75%, 10/01/22 ................................   31,918,834
 2,445,000    Maine State Health and Higher Education Facilities Authority Revenue,
               FSA Insured, Series B, 7.00%, 07/01/24 ....................................................    2,677,226
              Maine State Housing Authority, Mortgage Purchase,
 2,500,000       Series A-5, 6.20%, 11/15/16 .............................................................    2,526,650
 3,700,000       Series C, 6.55%, 11/15/12 ...............................................................    3,849,554
 3,500,000       Series C, 6.65%, 11/15/24 ...............................................................    3,630,830
 3,540,000       Series D, 6.45%, 11/15/07 ...............................................................    3,609,030
 5,800,000       Series D, 6.70%, 11/15/15 ...............................................................    6,044,818
 4,800,000    Rumford PCR, Refunding, Boise Cascade Corp. Project, 6.625%, 07/01/20 ......................    4,984,464
                                                                                                            ------------
                                                                                                             64,369,106
                                                                                                            ------------
              MARYLAND  2.0%
              Gaithersburg Hospital Facilities Improvement Revenue, Shady Grove Hospital,
$ 10,110,000     Refunding & Improvement, FSA Insured, 6.00%, 09/01/21 ...................................$  10,233,039
  43,225,000     Series A, Pre-Refunded, 8.25%, 09/01/21 .................................................   49,500,406
              Maryland State Community Development Administration,
               Department of Housing and Community Development,
 5,705,000       MFHR, Insured Mortgage, Series G, 6.55%, 05/15/19 .......................................    5,866,166
   965,000       SF, 7.25%, 04/01/27 .....................................................................    1,001,853
 4,900,000    Maryland State Health and Higher Educational Facilities Authority Revenue,
               Hartford Memorial Hospital and Fallston General
               Hospital, 8.50%, 07/01/14 .................................................................    5,021,961
 6,500,000    Montgomery County Housing Opportunity Community, SFMR,
               Refunding, Series B, 6.625%, 07/01/28 .....................................................    6,672,055
              Takoma Park Hospital Facilities Revenue, Refunding, Washington Adventist Hospital, Series A,
20,125,000       Sub-Series 1, 8.25%, 09/01/21 ...........................................................   21,958,589
10,930,000       Sub-Series 1, Pre-Refunded, 8.25%, 09/01/21 .............................................   12,539,880
23,210,000       Sub-Series 2, Pre-Refunded, 8.25%, 09/01/21 .............................................   26,579,628
                                                                                                            ------------
                                                                                                            139,373,577
                                                                                                            ------------
              MASSACHUSETTS  2.7%
10,900,000    Agawam Resource Recovery Revenue, Springfield Resource Recovery Project,
               Series 1986, 8.50%, 12/01/08 ..............................................................   11,249,236
 2,310,000    Massachusetts Health and Educational Facilities Authority Revenue,
               Notre Dame Health Care Center, Series A, 7.875%, 10/01/22 .................................    2,391,035
              Massachusetts State Consolidated Loan,
 7,500,000       Series A, 7.50%, 06/01/04 ...............................................................    8,580,975
 1,325,000       Series D, 7.00%, 07/01/07 ...............................................................    1,440,090
 3,675,000       Series D, Pre-Refunded, 7.00%, 07/01/07 .................................................    4,036,326
21,720,000    Massachusetts State Dedicated Income Tax, Fiscal Recovery Loan, Series A, 7.875%, 06/01/97 .   21,779,947
 5,900,000    Massachusetts State GO, Refunding, Series B, 6.50%, 08/01/08 ...............................    6,530,061
              Massachusetts State Health and Educational Facilities Authority Revenue,
 9,020,000       Framingham Union Hospital, Series B, Pre-Refunded, 8.50%, 07/01/20 ......................   10,154,987
 1,100,000       Melrose-Wakefield Hospital, Series B, Refunding, 6.35%, 07/01/06 ........................    1,148,642
 1,000,000       Sisters Providence Health System, Series A, 6.50%, 11/15/08 .............................    1,004,690
12,050,000       Sisters Providence Health System, Series A, 6.625%, 11/15/22 ............................   12,060,243
 5,250,000    Massachusetts State HFA, HDA, Series D, FGIC Insured, 6.875%, 11/15/21 .....................    5,553,240
              Massachusetts State HFA, Housing Projects, Refunding, Series A,
25,635,000       6.30%, 10/01/13 .........................................................................   26,568,114
24,750,000       6.375%, 04/01/21 ........................................................................   25,450,920
              Massachusetts State HFA, Housing Revenue, SF, Series 41,
 6,250,000       6.30%, 12/01/14 .........................................................................    6,366,188
 5,750,000       6.35%, 06/01/17 .........................................................................    5,869,658
 2,410,000    Massachusetts State HFA Revenue, SFMR, Series G, 8.10%, 12/01/14 ...........................    2,507,870
              Massachusetts State Housing Facilities Authority, FGIC Insured,
 9,715,000       Series C, 6.90%, 11/15/21 ...............................................................   10,289,934
   250,000       Series D, 6.80%, 11/15/12 ...............................................................      266,090
 6,000,000    Massachusetts State Industrial Finance Agency, First Mortgage Revenue,
               Brookhaven at Lexington Retirement Project,
               Pre-Refunded, 10.25%, 01/01/18 ............................................................    6,412,920
              Plymouth County COP, Series A,
10,000,000       7.00%, 04/01/12 .........................................................................   10,900,500
 5,000,000       7.00%, 04/01/22 .........................................................................    5,435,500
                                                                                                            ------------
                                                                                                            185,997,166
                                                                                                            ------------
              MICHIGAN  0.9%
 2,000,000    Battle Creek Tax Increment Finance Authority, 7.40%, 05/01/16 ..............................    2,275,420
 3,805,000    Belding Area Schools, Refunding, FGIC Insured, 6.10%, 05/01/26 .............................    3,946,850
 2,445,000    Climax-Scotts Community Schools, 6.35%, 05/01/23 ...........................................    2,541,602
              Detroit GO,
 7,265,000       Refunding, Series B, 6.375%, 04/01/06 ...................................................    7,649,900
   625,000       Refunding, Series B, 6.25%, 04/01/09 ....................................................      645,444
 4,550,000       Series A, 6.70%, 04/01/10 ...............................................................    4,877,191
 2,250,000    Detroit GO, Self-Insurance, Series A, 5.70%, 05/01/02 ......................................    2,279,160
 4,960,000    Detroit GO, Unlimited Tax, Series A, Pre-Refunded, 7.875%, 04/01/08 ........................    5,229,229

              MICHIGAN (CONT.)
$15,650,000   Michigan State Building Authority Revenue, Series II, 6.25%, 10/01/20 ......................$  15,771,757
              Michigan State HDA,
 2,500,000       Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 09/15/19 .........    2,596,325
 5,000,000       Rental Housing Revenue, Refunding, Series A, 6.60%, 04/01/12 ............................    5,134,800
              Michigan State HFA, SFMR, Series A,
 2,000,000       6.45%, 12/01/14 .........................................................................    2,060,720
 3,055,000       6.875%, 06/01/23 ........................................................................    3,173,198
              Michigan State Hospital Finance Authority Revenue, Presbyterian Villages Obligation Group,
   200,000       5.30%, 01/01/99 .........................................................................      200,580
   310,000       5.40%, 01/01/00 .........................................................................      311,113
   310,000       5.70%, 01/01/01 .........................................................................      311,491
   355,000       5.80%, 01/01/02 .........................................................................      357,119
   325,000       5.90%, 01/01/03 .........................................................................      328,075
   390,000       6.00%, 01/01/04 .........................................................................      394,220
 1,000,000       6.40%, 01/01/15 .........................................................................    1,011,430
 3,500,000       6.50%, 01/01/25 ..........................................................................    3,539,795
                                                                                                            ------------
                                                                                                             64,635,419
                                                                                                            ------------
              MINNESOTA  1.9%
 9,100,000    Cloquet PCR, Refunding, Potlach Corp. Projects, 5.90%, 10/01/26 ............................    9,099,363
              Dakota County Housing, RDA, Limited Annual Appropriation Tax and Revenue,
               Development Housing Facilities Project,
   555,000       7.25%, 01/01/98 .........................................................................      557,631
   600,000       7.25%, 01/01/99 .........................................................................      605,664
   645,000       7.25%, 01/01/00 .........................................................................      652,946
   695,000       7.25%, 01/01/01 .........................................................................      704,209
 3,930,000       7.50%, 01/01/06 .........................................................................    3,996,142
 2,300,000       8.00%, 01/01/07 .........................................................................    2,363,043
              Minneapolis CDA, Commercial Supported Development Revenue, Refunding,
 2,500,000       Limited Tax, Series 1987-3, 8.625%, 12/01/27 ............................................    2,609,400
 1,000,000       Series 1987-1, 8.625%, 12/01/12 .........................................................    1,035,140
     5,000    Minneapolis CDA and St. Paul Housing RDA, Homeownership Mortgage Revenue,
               Joint Housing Program, FGIC Insured,
               9.875%, 12/01/15 ..........................................................................        5,030
20,000,000    bMinnesota Agricultural and Economic Development Board Revenue,
               Refunding, Health Care System, Fairview Hospital, Series A,
               MBIA Insured, 5.75%, 11/15/26 .............................................................   19,527,800
              Minnesota State HFA, SFM, Series D-1,
 3,655,000       6.45%, 07/01/11 .........................................................................    3,802,114
 1,440,000       6.50%, 01/01/17 .........................................................................    1,487,088
11,370,000    Minnetonka MFR, Rental Housing, Ridgepointe Housing Project, Phase II, 8.00%, 05/15/22 .....   11,562,722
 1,500,000    Red Wing Housing, RDA, Jordan Tower II Project, 7.00%, 01/01/19 ............................    1,561,140
14,040,000    Roseville MFR, Rental Housing, Rosepointe No. 1 Project, 8.00%, 10/01/18 ...................   14,271,379
 6,000,000    St. Louis Park EDA, Tax Increment Revenue, Refunding,
               FGIC Insured, Pre-Refunded, 8.40%, 09/01/09 ...............................................    6,918,480
              St. Paul Port Authority,
 3,730,000       Energy Park, Tax Increment Revenue, Refunding, Pre-Refunded, 8.00%, 12/01/07 ............    4,016,128
 3,465,000       IDR, Bandana Square, Series 1989-C, 7.80%, 12/01/12 .....................................    2,792,755
   230,000       IDR, Bandana Square, Series C, 7.70%, 12/01/00 ..........................................      224,931
   255,000       IDR, Bandana Square, Series C, 7.70%, 12/01/01 ..........................................      247,404
   270,000       IDR, Bandana Square, Series C, 7.70%, 12/01/02 ..........................................      262,243
 1,690,000       IDR, Bandana Square, Series C, 7.70%, 12/01/07 ..........................................    1,431,853
   415,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/97 ..............................      414,091
   445,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/98 ..............................      442,045
   480,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/99 ..............................      474,787
   515,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/00 ..............................      507,393
   550,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/01 ..............................      539,891
   595,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 ..............................      582,077
   640,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 ..............................      624,128
   685,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 ..............................      666,053

              MINNESOTA (CONT.)
              St. Paul Port Authority, (cont.)
$  740,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05 ..............................  $   722,862
   795,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06 ..............................      775,101
   855,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07 ..............................      832,120
   915,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08 ..............................      889,041
   670,000       IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ..............................      650,001
   140,000       IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 09/01/01 ...      135,793
   155,000       IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 09/01/02 ...      150,496
 1,705,000       IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 09/01/10 ...    1,414,451
   105,000       IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/01     101,854
   115,000       IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/02     111,673
 1,790,000       IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/12   1,470,145
 9,750,000    Southern Minnesota Municipal Power Agency, Supply System Revenue,
               Series A, Pre-Refunded, 8.125%, 01/01/18...................................................   10,200,060
              Washington County Housing RDA,
 3,000,000       Housing Development Revenue, Orleans Apartments, Project A, 8.25%, 07/01/21 .............    3,021,360
 5,210,000       Housing Development Revenue, Raymie Johnson Apartments, Pre-Refunded, 7.70%, 12/01/19 ...    5,907,254
10,000,000       Pooled Housing and Redevelopment, 7.20%, 01/01/22 .......................................   10,421,800
                                                                                                            ------------
                                                                                                            130,789,081
                                                                                                            ------------
              MISSISSIPPI  0.7%
              Claiborne County PCR, Refunding, Systems Energy Resources, Inc.,
 5,700,000       7.30%, 05/01/25 .........................................................................    5,965,164
36,500,000       6.20%, 02/01/26 .........................................................................   35,541,145
 1,805,000    Mississippi Home Corp., SFR, Refunding, Senior Series A, FGIC Insured, 9.25%, 03/01/12 .....    1,932,361
 2,440,000    Mississippi State Educational Facilities Authority Revenue,
               Private Nonprofit Institutions of Higher Learning, Tougaloo College
               Project, Series A, 6.50%, 06/01/18 ........................................................    2,377,097
                                                                                                            ------------
                                                                                                             45,815,767
                                                                                                            ------------
              MISSOURI  1.0%
 3,000,000    Hazelwood IDA, MFHR, Refunding, Lakes Apartments Project, Series A, 6.10%, 09/20/26 ........    3,039,030
10,000,000    Kansas City School District Building Corp., Leasehold Revenue,
               Capital Improvement Project, Series A, FGIC Insured,
               Pre-Refunded, 7.90%, 02/01/08 .............................................................   10,485,700
 1,415,000    Marion County Nursing Home District Revenue, Refunding, Pre-Refunded, 9.00%, 08/01/03 ......    1,479,609
              Missouri State Health and Educational Facilities Authority Revenue,
 5,000,000       Series B, MBIA Insured, 6.25%, 02/15/12 .................................................    5,212,100
 3,750,000       Sisters of St. Mary's Health Care Project, MBIA Insured, Pre-Refunded, 7.75%, 06/01/16 ..    3,967,838
              Moberly IDA, Hospital Revenue, Refunding, Moberly Regional Medical Center, Inc. Project,
 3,530,000       8.625%, 03/01/02 ........................................................................    3,671,694
 8,955,000       Pre-Refunded, 8.75%, 03/01/16 ...........................................................    9,515,314
 4,315,000    Newton County IDA, Hospital Revenue, Refunding, Sale Hospital, Inc. Project,
               Pre-Refunded, 9.00%, 01/01/05..............................................................    4,493,641
16,250,000    St. Louis County IDA, Health Facilities Revenue, Refunding & Improvement,
               First Mortgage, Normandy Osteopathic Hospitals
               Project, 9.125%, 08/01/13 .................................................................   16,927,788
 6,000,000    St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 .......................    6,609,000
 3,600,000    West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Series A, 8.625%, 09/15/20    3,846,960
                                                                                                            ------------
                                                                                                             69,248,674
                                                                                                            ------------
              MONTANA  0.7%
              Forsyth County PCR,
10,000,000       Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 03/01/22 .................   10,736,600
 3,250,000       Refunding, The Montana Power Co. Colstrip Project, Series A, 6.125%, 05/01/23 ...........    3,252,990
 4,225,000       Refunding, The Montana Power Co., Series B, AMBAC Insured, 5.90%, 12/01/23 ..............    4,227,577
20,385,000       Refunding, The Montana Power Co., Series B, MBIA Insured, 5.90%, 12/01/23 ...............   20,397,435
 2,000,000    Montana State Health Facilities Authority Revenue,
               Montana Developmental Center Project, 6.40%, 06/01/19 .....................................    2,070,780
              Montana State Housing Board, Refunding, SF Program,
 2,835,000       Series A, 6.50%, 12/01/22 ...............................................................    2,892,437
 6,800,000       Series B-1, 6.25%, 12/01/21 .............................................................    6,888,740
                                                                                                            ------------
                                                                                                             50,466,559
                                                                                                            ------------
              NEBRASKA  0.1%
$6,160,000    Nebraska Investment Financial Authority, 7.00%, 11/01/09 ................................... $  6,348,003
                                                                                                            ------------

              NEVADA   3.6%
 2,000,000    Churchill County Health Care Facilities Revenue, Western Health Network, Series A,
               MBIA Insured, 6.25%, 01/01/14..............................................................    2,078,300
17,500,000    Clark County Airport System Improvement Revenue, 8.25%, 07/01/15 ...........................   18,484,025
 5,095,000    Clark County HFC, MFHR, FHA Insured, 7.75%, 07/01/23 .......................................    5,206,581
              Clark County IDR,
12,500,000       Refunding, Nevada Power Co. Project, Series C, 7.20%, 10/01/22 ..........................   13,201,875
18,080,000       Southwest Gas Corp., Series A, 7.30%, 09/01/27 ..........................................   19,146,901
10,000,000       Southwest Gas Corp., Series A, 6.50%, 12/01/33 ..........................................   10,044,900
62,470,000       Southwest Gas Corp., Series B, 7.50%, 09/01/32 ..........................................   66,529,925
 4,500,000    Humboldt County PCR, Refunding, Sierra Pacific Power Co., Series A,
              AMBAC Insured, 6.30%, 07/01/22 .............................................................    4,657,635
 5,405,000    Nevada Housing Division, Multi-Unit Housing Revenue, Issue B, 6.55%, 10/01/25 ..............    5,585,743
 8,190,000    Nevada Housing Division, Refunding, Issue C-2, 6.75%, 10/01/26 .............................    8,477,060
              Nevada Housing Division, SF Program,
 3,430,000       Issue 1988-A, FI/GML, 8.30%, 10/01/19 ...................................................    3,565,245
 3,110,000       Issue 1988 A-2, FI/GML, 8.375%, 10/01/19 ................................................    3,230,233
 3,900,000       Refunding, Program A-1, 6.25%, 10/01/26 .................................................    3,963,531
              Nevada State Colorado River, Series 1994,
31,345,000       5.50%, 07/01/27 .........................................................................   30,052,959
15,915,000       Pre-Refunded, 6.50%, 07/01/24 ...........................................................   17,396,368
10,275,000    Nevada State Municipal Bond Bank Project No. 40-41-A, ETM, 6.375%, 12/01/17 ................   11,188,961
              Reno RDA, Tax Allocation,
 2,695,000       Downtown Redevelopment Project, Series C, Pre-Refunded, 7.75%, 09/01/05 .................    2,982,233
 4,255,000       Downtown Redevelopment Project, Series D, 7.625%, 09/01/16 ..............................    4,589,273
 4,035,000       Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 09/01/16 ................    4,490,955
 3,000,000       Refunding, Series A, 6.20%, 06/01/18 ....................................................    2,965,080
 5,000,000    Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%, 12/01/14 ..    5,202,200
 9,295,000    Washoe County Hospital Facility Revenue, Washoe Medical Center, Inc.
               Project, Series A, AMBAC Insured, 6.25%, 06/01/13 .........................................    9,639,380
                                                                                                            ------------
                                                                                                            252,679,363
                                                                                                            ------------
              NEW HAMPSHIRE  1.7%
 6,198,000    Nashua Housing Authority, MFR, Refunding, Clocktower Project, FGIC Insured, 6.25%, 06/20/33
 6,162,176
              New Hampshire Higher Education and Health Facilities Authority Revenue,
 9,580,000       Kendal at Hanover Project, Pre-Refunded, 8.00%, 10/01/19 ................................   10,473,335
 2,300,000       St. Joseph Hospital, 7.50%, 01/01/16 ....................................................    2,416,771
 4,275,000       The Hitchcock Clinic, MBIA Insured, 6.00%, 07/01/27 .....................................    4,278,206
              New Hampshire State HFA,
 4,920,000       MFHR, Series 1, 7.10%, 01/01/14 .........................................................    5,117,686
 4,310,000       SF Residential, Series A, 8.50%, 07/01/14 ...............................................    4,485,589
 6,810,000       SFMR, Series E, 6.75%, 07/01/19 .........................................................    7,108,482
 5,105,000       SFMR, Series E, 6.80%, 07/01/25 .........................................................    5,328,242
              New Hampshire State IDA,
 6,870,000       Pollution Control Public Service Co., Project A, 7.65%, 05/01/21 ........................    7,002,728
50,690,000       Pollution Control Public Service Co., Project B, 7.50%, 05/01/21 ........................   51,668,317
 7,450,000       Pollution Control Public Service Co., Project C, 7.65%, 05/01/21 ........................    7,593,934
 1,820,000       Resource Recovery Revenue, SES Concord Co. Project, 8.15%, 01/01/00 .....................    1,886,994
 5,000,000       Resource Recovery Revenue, SES Concord Co. Project, 8.50%, 01/01/09 .....................    5,191,150
                                                                                                            ------------
                                                                                                            118,713,610
                                                                                                            ------------
              NEW JERSEY  0.2%
 2,500,000    Mercer County Improvement Authority, Refunding, Solid Waste, 5.75%, 09/15/16 ...............    2,491,100
 4,425,000    New Jersey EDA, First Mortgage, Gross Revenue, Mega Care, Inc. Project,
               Pre-Refunded, 8.625%, 08/01/07 ............................................................    4,562,352

              NEW JERSEY (CONT.)
              New Jersey Health Care Facilities, Financing Authority Revenue,
$3,975,000       Cathedral Health Service, 7.25%, 02/15/21 ............................................... $  4,255,357
   900,000       Community Memorial Hospital Association, Series C, 8.00%, 07/01/14 ......................      948,105
 4,150,000       Zurbrugg Memorial Hospital Issue, Series C, 8.50%, 07/01/12 .............................    4,251,343
                                                                                                            ------------
                                                                                                             16,508,257
                                                                                                            ------------
              NEW MEXICO 1.0%
 5,000,000    Albuquerque Airport Revenue, Series A, Pre-Refunded, 9.25%, 07/01/19 .......................    5,115,750
10,435,000    Farmington PCR, Refunding, Public Service Co. of New Mexico, Series A,
               AMBAC Insured, 6.375%, 12/15/22 ...........................................................   10,864,192
17,000,000    Lordsburg PCR, Refunding, Phelps Dodge Corp. Project, 6.50%, 04/01/13 ......................   17,821,610
16,615,000    New Mexico State Mortgage Financal Authority, SFM, Refunding, Series A, 6.85%, 07/01/10 ....   17,375,967
17,000,000    University of New Mexico Revenue, Series 1989, Pre-Refunded, 7.90%, 06/01/19 ...............   18,422,900
                                                                                                            ------------
                                                                                                             69,600,419
                                                                                                            ------------
              NEW YORK  14.0%
              Metropolitan Transportation Authority Revenue,
 8,950,000       Commuter Facilities, Series A, FGIC Insured, 6.00%, 07/01/16 ............................    9,183,416
 9,225,000       Commuter Facilities, Series A, FGIC Insured, 6.00%, 07/01/21 ............................    9,427,304
11,050,000       Commuter Facilities, Series A, FGIC Insured, 6.10%, 07/01/26 ............................   11,336,748
18,210,000       Refunding, Transit Facilities, Series M, 6.00%, 07/01/14 ................................   17,789,167
 3,000,000       Service Contract, Transit Facilities, Series 6, 7.00%, 07/01/09 .........................    3,220,830
 3,630,000       Transit Facilities, Series A, FSA Insured, 6.00%, 07/01/16 ..............................    3,706,629
 6,260,000       Transit Facilities, Series A, FSA Insured, 6.10%, 07/01/21 ..............................    6,417,251
 1,245,000    New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project, 6.625%, 07/01/12   1,279,399
              New York City GO,
 5,000,000       Refunding, Series A, 6.25%, 08/01/16 ....................................................    5,028,250
 1,500,000       Refunding, Series B, 6.20%, 08/15/06 ....................................................    1,554,390
26,875,000       Refunding, Series B, 6.30%, 08/15/08 ....................................................   27,712,425
21,740,000       Refunding, Series B, 6.375%, 08/15/10 ...................................................   22,288,935
 8,500,000       Refunding, Series E, 5.75%, 02/15/09 ....................................................    8,328,470
14,000,000       Refunding, Series F, 6.00%, 08/01/13 ....................................................   13,644,400
13,035,000       Refunding, Series H, 6.25%, 08/01/15 ....................................................   13,166,654
60,685,000       Refunding, Series H, 6.125%, 08/01/25 ...................................................   59,519,848
 5,000,000       Refunding, Series H, Subseries H-1, 6.125%, 08/01/11 ....................................    5,011,650
 1,180,000       Series 1987-A, Pre-Refunded, 8.50%, 11/01/12 ............................................    1,223,967
 3,355,000       Series 1987-A, Pre-Refunded, 8.50%, 11/01/13 ............................................    3,480,007
 2,805,000       Series 1987-A, Pre-Refunded, 8.75%, 11/01/14 ............................................    2,912,880
 2,040,000       Series 1987-D, Pre-Refunded, 8.50%, 08/01/09 ............................................    2,102,975
 2,610,000       Series 1989-E, 6.50%, 12/01/12 ..........................................................    2,634,351
 3,000,000       Series 1990-B, ETM, 8.00%, 06/01/01 .....................................................    3,351,120
 6,810,000       Series 1990-B, Pre-Refunded, 7.50%, 10/01/11 ............................................    7,362,223
 3,285,000       Series 1991-A, 7.75%, 08/15/17 ..........................................................    3,628,447
     5,000       Series 1991-A, 8.00%, 08/15/20 ..........................................................        5,605
    15,000       Series 1991-A, 8.00%, 08/15/21 ..........................................................       16,783
 1,000,000       Series 1991-A, Pre-Refunded, 8.00%, 03/15/12 ............................................    1,101,840
13,400,000       Series 1991-A, Pre-Refunded, 8.00%, 03/15/14 ............................................   14,764,656
 1,115,000       Series 1991-A, Pre-Refunded, 8.00%, 03/15/15 ............................................    1,228,552
 3,000,000       Series 1991-A, Pre-Refunded, 8.00%, 03/15/16 ............................................    3,301,260
 1,000,000       Series 1991-B, 8.25%, 06/01/05 ..........................................................    1,166,610
15,000,000       Series 1991-B, 7.00%, 02/01/19 ..........................................................   15,867,900
 1,760,000       Series 1991-D, 8.00%, 08/01/99 ..........................................................    1,890,768
   145,000       Series 1991-D, 8.25%, 08/01/13 ..........................................................      163,775
    85,000       Series 1991-D, 8.25%, 08/01/14 ..........................................................       96,006
    50,000       Series 1991-D, 8.00%, 08/01/16 ..........................................................       56,289
   100,000       Series 1991-D, 8.00%, 08/01/17 ..........................................................      111,967
    50,000       Series 1991-D, 8.00%, 08/01/18 ..........................................................       56,065
    30,000       Series 1991-D, 8.00%, 08/01/19 ..........................................................       33,614

              NEW YORK (CONT.)
              NEW YORK CITY GO, (CONT.)
$  240,000       Series 1991-D, ETM, 8.00%, 08/01/99 .....................................................    $ 257,410
10,880,000       Series 1991-D, Pre-Refunded, 8.25%, 08/01/12 ............................................   12,436,384
 7,605,000       Series 1991-D, Pre-Refunded, 8.25%, 08/01/13 ............................................    8,692,895
 4,255,000       Series 1991-D, Pre-Refunded, 8.25%, 08/01/14 ............................................    4,854,870
   160,000       Series 1991-F, 8.25%, 11/15/15 ..........................................................      181,707
   200,000       Series 1991-F, 8.25%, 11/15/17 ..........................................................      227,220
 1,840,000       Series 1991-F, Pre-Refunded, 8.25%, 11/15/15 ............................................    2,117,803
 2,300,000       Series 1991-F, Pre-Refunded, 8.25%, 11/15/17 ............................................    2,642,194
10,000,000       Series 1992-B, 7.50%, 02/01/04 ..........................................................   10,926,000
 9,300,000       Series 1992-B, 6.75%, 10/01/15 ..........................................................    9,543,846
 5,000,000       Series 1992-D, 7.30%, 02/01/01 ..........................................................    5,401,350
 3,000,000       Series 1992-H, 7.10%, 02/01/12 ..........................................................    3,199,950
10,000,000       Series 1992-H, 7.20%, 02/01/14 ..........................................................   10,819,900
 1,850,000       Series 1993-A, Pre-Refunded, 8.00%, 03/15/13 ............................................    2,038,404
   460,000       Series 1993-B, 8.50%, 08/01/09 ..........................................................      473,616
11,660,000       Series 1993-B, Pre-Refunded, 8.00%, 03/15/17 ............................................   12,847,454
14,500,000       Series 1994-A, 6.125%, 08/01/06 .........................................................   14,946,745
21,810,000       Series 1994-A, 6.20%, 08/01/07 ..........................................................   22,440,309
 4,390,000       Series 1994-A, 6.25%, 08/01/08 ..........................................................    4,500,848
 8,000,000       Series 1994-B, Sub-Series B-1, 7.30%, 08/15/11 ..........................................    8,706,320
11,750,000       Series 1994-H, Sub-Series H-1, 6.125%, 08/01/09 .........................................   11,859,980
 8,050,000       Series 1995-F, 6.50%, 02/15/07 ..........................................................    8,423,681
 7,540,000       Series 1995-F, 6.50%, 02/15/08 ..........................................................    7,870,780
16,000,000       Series 1995-F, 6.60%, 02/15/10 ..........................................................   16,580,640
 4,810,000       Series A, 7.75%, 08/15/13 ...............................................................    5,410,829
   245,000       Series A, 7.75%, 08/15/14 ...............................................................      270,316
    15,000       Series B, 8.00%, 06/01/98 ...............................................................       15,592
   205,000       Series B, 8.25%, 06/01/02 ...............................................................      230,967
   190,000       Series B, 7.50%, 10/01/11 ...............................................................      202,044
   630,000       Series B, 7.50%, 10/01/12 ...............................................................      669,495
 1,300,000       Series B, 6.75%, 10/01/17 ...............................................................    1,339,507
 1,420,000       Series B, ETM, 8.00%, 06/01/98 ..........................................................    1,477,439
 4,295,000       Series B, Pre-Refunded, 8.25%, 06/01/02 .................................................    4,890,072
10,355,000       Series B, Pre-Refunded, 7.50%, 10/01/12 .................................................   11,194,687
 2,960,000       Series B, Sub-Series B-1, 7.00%, 08/15/16 ...............................................    3,200,411
    40,000       Series B, Sub-Series B-1, Pre-Refunded, 7.00%, 08/15/16 .................................       44,846
 3,550,000       Series C, 7.25%, 08/15/24 ...............................................................    3,743,475
 1,295,000       Series C, Pre-Refunded, 7.25%, 08/15/24 .................................................    1,418,867
 1,860,000       Series C, Sub-Series C-1, 7.00%, 08/01/17 ...............................................    1,972,251
14,275,000       Series C, Sub-Series C-1, 7.00%, 08/01/18 ...............................................   15,169,757
    70,000       Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 08/01/17 .................................       77,699
 5,725,000       Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 08/01/18 .................................    6,326,640
   700,000       Series D, 7.625%, 02/01/15 ..............................................................      771,190
   255,000       Series D, 7.50%, 02/01/16 ...............................................................      280,067
     5,000       Series D, 8.50%, 08/01/16 ...............................................................        5,118
   865,000       Series D, 7.50%, 02/01/17 ...............................................................      950,029
31,300,000       Series D, 6.00%, 02/15/25 ...............................................................   30,270,856
   160,000       Series D, Group B, 8.25%, 08/01/11 ......................................................      180,653
   245,000       Series D, Group B, 8.25%, 08/01/12 ......................................................      278,430
 8,300,000       Series D, Pre-Refunded, 7.625%, 02/01/15 ................................................    9,362,981
 4,745,000       Series D, Pre-Refunded, 7.50%, 02/01/16 .................................................    5,327,876
11,135,000       Series D, Pre-Refunded, 7.50%, 02/01/17 .................................................   12,502,823
   835,000       Series F, 8.20%, 11/15/04 ...............................................................      936,553
 4,500,000       Series F, Pre-Refunded, 8.20%, 11/15/04 .................................................    5,170,365
 4,500,000       Series G, 6.00%, 10/15/26 ...............................................................    4,360,950

              NEW YORK (CONT.)
              NEW YORK CITY GO, (CONT.)
$4,000,000       Series H, 7.00%, 02/01/16 ............................................................... $  4,293,240
36,610,000       Series I, 6.25%, 04/15/13 ...............................................................   36,976,466
              New York City Health and Hospital Authority Local Government Revenue, Series A,
 5,010,000       6.00%, 02/15/07 .........................................................................    5,024,830
17,735,000       6.30%, 02/15/20 .........................................................................   17,563,503
              New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
 8,500,000       Series 1987-A, Pre-Refunded, 9.00%, 06/15/17 ............................................    8,717,430
 2,965,000       Series 1989-B, Pre-Refunded, 7.00%, 06/15/19 ............................................    3,101,449
 2,455,000       Series 1994-A, 7.10%, 06/15/12 ..........................................................    2,671,924
 4,980,000       Series 1994-A, 7.00%, 06/15/15 ..........................................................    5,392,045
 4,000,000       Series B, 5.875%, 06/15/26 ..............................................................    3,920,480
 3,000,000       Series B, MBIA Insured, 5.75%, 06/15/26 .................................................    2,941,620
              New York State Dormitory Authority Revenue,
 4,000,000       City University General Resources, Series 2, MBIA Insured, 6.25%, 07/01/19 ..............    4,127,400
16,860,000       City University System, Third Generation Resources, Series 2, 6.00%, 07/01/20 ...........   16,774,857
15,000,000       Mental Health Services Facilities, Series A, 6.00%, 08/15/17 ............................   14,756,550
 5,000,000       Mental Health Services Facilities, Series A, 5.75%, 02/15/27 ............................    4,721,300
 6,750,000       Our Lady Nursing Home, FHA Insured, 5.90%, 08/01/20 .....................................    6,707,070
19,650,000       Refunding, City University System, Third Generation Resources, Series 2, 6.00%, 07/01/26
19,276,847
 4,240,000       Refunding, State University Educational Facilities, Series B, 7.375%, 05/15/14 ..........    4,573,942
 2,000,000       Refunding, State University Educational Facilities, Series B, 7.00%, 05/15/16 ...........    2,113,640
 5,000,000       State University Educational Facilities, 6.00%, 05/15/18 ................................    4,929,400
              New York State Energy Research and Development Authority, Electric Facilities Revenue,
 5,000,000       Consolidated Edison Co., Inc., Project B, 9.25%, 09/15/22 ...............................    5,175,600
17,500,000       Long Island Light, Series A, 7.15%, 06/01/20 ............................................   18,480,000
 1,500,000       Long Island Light, Series A, 7.15%, 02/01/22 ............................................    1,584,000
 8,500,000       Refunding, Consolidated Edison Co., Inc., Series A, 6.10%, 08/15/20 .....................    8,640,930
14,070,000    New York State HFA, Refunding, Health Facilities, New York City, Series A, 5.90%, 05/01/05 .   14,239,403
              New York State HFA, Refunding, Housing Project Mortgage, Series A, FSA Insured,
 5,550,000       6.10%, 11/01/15 .........................................................................    5,598,563
 4,250,000       6.125%, 11/01/20 ........................................................................    4,278,645
              New York State HFA, Service Contract Revenue,
 4,675,000       Refunding, Series C, 5.875%, 09/15/14 ...................................................    4,538,537
25,500,000       Refunding, Series C, 6.125%, 03/15/20 ...................................................   25,357,965
 3,155,000       Series A, 6.375%, 09/15/14 ..............................................................    3,204,628
 3,785,000       Series A, 6.375%, 09/15/16 ..............................................................    3,831,139
10,000,000       Series A, 6.50%, 03/15/25 ...............................................................   10,248,800
              New York State Local Government Assistance Corp.,
 6,000,000       Series A, 6.50%, 04/01/20 ...............................................................    6,301,740
13,715,000       Series C, 5.50%, 04/01/22 ...............................................................   12,900,740
              New York State Medical Care Facilities, Financial Agency Revenue,
 7,190,000       Hospital and Nursing Home, FSA Mortgage Insured, 6.50%, 02/15/34 ........................    7,421,806
 7,600,000       Hospital Mortgage, Series A, AMBAC Insured, 6.50%, 08/15/29 .............................    8,102,892
11,015,000       Refunding, Hospital and Nursing Home, FSA Mortgage Insured, 6.40%, 08/15/14 .............   11,620,164
12,500,000       The Hospital for Special Surgery, Series A, 6.375%, 08/15/24 ............................   12,972,375
              New York State Tollway Authority, Service Contract Revenue, Local Highway and Bridge,
11,600,000       6.25%, 04/01/14 .........................................................................   11,744,304
13,200,000       5.75%, 04/01/16 .........................................................................   12,785,520
 7,685,000    New York State Urban Development Corp., Correctional Capital Facilities, Series 5, 6.10%, 01/01/12
7,773,608
11,720,000    New York State Urban Development Corp. Revenue, Youth Facilities, 6.00%, 04/01/17 ..........   11,665,268
 4,800,000    Warren and Washington Counties IDA Revenue, Refunding,
               Adirondack Resource Recovery Project, Series A, 7.90%, 12/15/07 ...........................    4,912,224
                                                                                                            ------------
                                                                                                            977,179,361
                                                                                                            ------------

              NORTH CAROLINA  3.0%
              Charlotte-Mecklenberg Hospital Authority, Health Care System Revenue, Series A,
$9,900,000       5.90%, 01/15/16 ......................................................................... $  9,977,022
 5,000,000       5.875%, 01/15/26 ........................................................................    4,948,150
              North Carolina Eastern Municipal Power Agency, Power System Revenue,
20,000,000       Refunding, Series 1988-A, Pre-Refunded, 8.00%, 01/01/21 .................................   20,907,200
 3,250,000       Refunding, Series 1989-A, 6.50%, 01/01/24 ...............................................    3,260,205
25,700,000       Refunding, Series 1991-A, 6.50%, 01/01/17 ...............................................   26,084,472
 6,875,000       Refunding, Series 1993-B, 6.25%, 01/01/12 ...............................................    6,886,688
39,030,000       Refunding, Series 1993-B, 6.25%, 01/01/23 ...............................................   39,831,286
 4,000,000       Refunding, Series 1993-B, FGIC Insured, 6.25%, 01/01/23 .................................    4,099,680
 1,250,000       Refunding, Series B, 6.00%, 01/01/22 ....................................................    1,235,613
11,175,000       Refunding, Series B, MBIA Insured, 5.80%, 01/01/16 ......................................   11,211,542
13,325,000       Refunding, Series B, MBIA Insured, 5.875%, 01/01/21 .....................................   13,396,289
24,420,000       Series 1993-G, 5.75%, 12/01/16 ..........................................................   23,129,647
 1,355,000       Series B, 6.00%, 01/01/05 ...............................................................    1,380,650
 7,440,000       Series D, 5.875%, 01/01/13 ..............................................................    7,220,892
              North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Refunding,
12,435,000       5.75%, 01/01/15 .........................................................................   11,863,985
15,620,000       Series 1982, 6.25%, 01/01/17 ............................................................   15,637,182
 5,000,000    Wake County IPC, Financing Authority Revenue, Carolina Power and Light, 6.90%, 04/01/09 ....    5,348,700
                                                                                                            ------------
                                                                                                            206,419,203
                                                                                                            ------------
              NORTH DAKOTA  0.4%
 7,750,000    Dickinson Health Care Facilities Revenue, BHS Long-Term Care, Inc., 7.625%, 02/15/20 .......    8,188,108
   358,000    Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 07/01/16 ........................      362,121
              Mercer County PCR, Basin Power Corp.,
 9,130,000       Second Series, AMBAC Insured, 6.05%, 01/01/19 ...........................................    9,377,514
11,675,000       Series 1984-E, 7.00%, 01/01/19 ..........................................................   12,204,812
   800,000    Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 07/01/16 ...............................      809,208
                                                                                                            ------------
                                                                                                             30,941,763
                                                                                                            ------------
              OHIO  1.2%
              Dayton Special Facilities Revenue, Refunding, Emery Air Freight Corp., Emery Worldwide  Air, Inc.,
 4,000,000       Series E, 6.05%, 10/01/09 ...............................................................    4,055,480
 2,750,000       Series F, 6.05%, 10/01/09 ...............................................................    2,788,143
 6,740,000    Franklin County Hospital Facility Mortgage Revenue, Refunding,
               Presbyterian Retirement Services, Series 1987-A, 9.00%, 07/01/10 ..........................    6,969,834
 2,820,000    Franklin County Nursing Home, First Mortgage Revenue,
               Volunteers of America Care Facilities Project, 8.75%, 11/01/18 ............................    2,945,998
              Montgomery County Health Systems Revenue, Franciscan Facility, Series B-2,
 2,200,000       8.10%, 07/01/01 .........................................................................    2,333,474
12,000,000       8.10%, 07/01/18 .........................................................................   13,893,600
              Ohio State Air Quality Development Authority Revenue,
12,000,000       Refunding, Dayton Power and Light Co. Project, 6.10%, 09/01/30 ..........................   12,173,040
 6,325,000       Toledo Edison, Series B, 8.00%, 05/15/19 ................................................    6,694,949
 1,615,000    Ohio State EDR, Good Samaritan Medical Center, Series 1990-3, 7.875%, 12/01/10 .............    1,706,118
 3,250,000    Ohio State Water Development Authority Revenue, Refunding,
               Water Development Dayton Power, Series A, 6.40%, 08/15/27 .................................    3,419,163
              Ohio State Water Development Facilities Authority, PCR,
 4,000,000       Cleveland Electric Illumination Co. Project, Series A-1, 9.75%, 11/01/22 ................    4,074,600
10,000,000       Cleveland Electric Illumination Co. Project, Series A-2, 9.75%, 11/01/22 ................   10,186,500
10,000,000       Toledo Edison, Series A, 8.00%, 05/15/19 ................................................   10,584,900
                                                                                                            ------------
                                                                                                             81,825,799
                                                                                                            ------------
              OKLAHOMA  1.3%
              Canadian County HFA, SFMR, Series 1990-A,
 1,680,000       7.70%, 09/01/05 .........................................................................    1,738,766
 3,500,000       7.80%, 09/01/12 .........................................................................    3,637,795
 6,000,000    Jackson County Memorial Hospital Authority Revenue, Refunding,
               Jackson Memorial Hospital Project, Pre-Refunded,
               9.00%, 08/01/15 ...........................................................................    6,192,240

              OKLAHOMA (CONT.)
$19,700,000   Oklahoma State Turnpike System Authority, First Senior Revenue,
               Pre-Refunded, 7.875%, 01/01/21 ............................................................$  21,139,396
   610,000    Tulsa County Home Financial Authority, Mortgage Revenue,
               Series D, GNMA Insured, 6.95%, 12/01/22 ...................................................      630,203
              Tulsa County Municipal Airport Revenue,
 4,000,000       American Airlines-AMR Corp., 7.35%, 12/01/11 ............................................    4,325,680
18,530,000       American Airlines, Inc. Project, 6.25%, 06/01/20 ........................................   18,597,449
11,000,000       American Airlines, Inc. Project, 7.375%, 12/01/20 .......................................   11,712,030
              Tulsa County Parking Authority, Series B,
 3,000,000       6.90%, 12/01/07 .........................................................................    3,270,600
 5,500,000       7.00%, 12/01/14 .........................................................................    5,898,255
              Tulsa County Public Facilities Authority, Recreation Facility Revenue, Pre-Refunded,
 2,000,000       8.875%, 02/01/03 ........................................................................    2,108,920
 2,000,000       9.00%, 02/01/08 .........................................................................    2,110,720
 2,740,000    Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 07/01/11 .............    2,839,928
 2,000,000    Tulsa Industrial Authority, Hospital Revenue, St. John Medical Center Project,
               Series A, 6.25%, 02/15/14 .................................................................    2,062,380
 4,000,000    Valley View Hospital Authority Revenue, Refunding, Valley View Regional
               Medical Center, 6.00%, 08/15/14 ...........................................................    3,758,200
                                                                                                            ------------
                                                                                                             90,022,562
                                                                                                            ------------
              OREGON  0.2%
 5,000,000    bOregon State Department of Administrative Services COP, Series A,
               AMBAC Insured, 5.80%, 05/01/24 ............................................................    4,972,950
 5,500,000    Oregon State EDR, Georgia Pacific Corp., Series CLVII, 6.35%, 08/01/25 .....................    5,543,285
                                                                                                            ------------
                                                                                                             10,516,235
                                                                                                            ------------
              PENNSYLVANIA  3.6%
 5,250,000    Allegheny County IDA Revenue, Environmental Improvement, 6.70%, 12/01/20 ...................    5,477,798
14,250,000    Beaver County IDA, PCR, Ohio Edison Co., Beaver Valley Project, Series A, 7.75%, 09/01/24 ..   14,875,005
              Cambria County HDA, Hospital Revenue, Conemaugh Valley
               Memorial Hospital, Refunding, Series B,
 9,600,000       6.30%, 07/01/08 .........................................................................   10,170,528
10,740,000       6.375%, 07/01/18 ........................................................................   11,090,017
 3,000,000       Pre-Refunded, 8.875%, 07/01/18 ..........................................................    3,213,480
              Delaware County IDA Revenue, Refunding,
 6,500,000       Philadelphia Electric, Series 1991, 7.375%, 04/01/21 ....................................    7,008,755
41,300,000       Resource Recovery Project, Series A, 8.10%, 12/01/13 ....................................   42,861,966
22,500,000    Lancaster County Solid Waste Management Authority, Resource Recovery
               System Revenue, Series A, 8.50%, 12/15/10 .................................................   23,609,475
 4,000,000    Lehigh County IDA, PCR, Refunding, Pennsylvania Power and Light Co. Project,
               Series A, MBIA Insured, 6.15%, 08/01/29 ...................................................    4,094,080
 5,500,000    Montgomery County Higher Education and Health Authority, Hospital Revenue,
               Pre-Refunded, Jeanes Health System Project,
               8.75%, 07/01/20 ...........................................................................    6,223,250
 5,000,000    Pennsylvania EDA, Financing Authority Revenue, Macmillan, L.P. Project, 7.60%, 12/01/20 ....    5,561,400
13,500,000    Pennsylvania EDA, Financing Resources Recovery Revenue,
               Colver Project, Series D, 7.125%, 12/01/15 ................................................   14,132,475
33,280,000    Pennsylvania State Financial Authority Revenue, Refunding, Municipal
               Capital Improvements Program, 6.60%, 11/01/09 .............................................   35,406,592
              Pennsylvania State HFA,
10,590,000       Refunding, Rental Housing, FGIC Insured, 6.40%, 07/01/12 ................................   10,869,470
 3,635,000       SFM, Series 1991, 7.15%, 04/01/15 .......................................................    3,806,936
 2,000,000    Pennsylvania State Higher Educational Facilities Authority, College and
               University Revenues, Lycoming College, Pre-Refunded,
               8.375%, 10/01/18 ..........................................................................    2,148,980
 4,445,000    Pennsylvania State Pooled Finance Authority, Lease Revenue,
               Capital Improvement, Series B, MBIA Insured, 8.00%, 11/01/09 ..............................    4,660,627
              Philadelphia Gas Works Revenue,
 2,850,000       Series 13, Pre-Refunded, 7.70%, 06/15/21 ................................................    3,201,719
 3,950,000       Series A, 6.375%, 07/01/26 ..............................................................    4,023,628
              Philadelphia GO, Refunding, Series 1987-A,
 1,000,000       11.50%, 08/01/97 ........................................................................    1,015,780
 1,545,000       11.50%, 08/01/98 ........................................................................    1,670,531
 2,400,000       11.50%, 08/01/99 ........................................................................    2,721,792
 1,000,000       11.50%, 08/01/00 ........................................................................    1,180,820
 7,635,000    Philadelphia Hospital and Higher Education Facilities Authority, Hospital Revenue,
               Albert Einstein Medical Center, 7.50%, 04/01/99 ...........................................    7,935,056
 3,995,000    Philadelphia Housing RDA Revenue, Sub-Series 2-B, 8.625%, 08/01/26 .........................    4,033,712
 1,000,000    Philadelphia Municipal Authority, Gas Works Lease Revenue, 7.50%, 05/01/01 .................    1,062,930
10,845,000    Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 09/01/04 ......................   12,178,501

              PENNSYLVANIA (CONT.)
$5,000,000    South Fork Municipal Authority, Hospital Revenue, Conemaugh Valley Memorial
               Hospital Project, Series A, MBIA Insured,
               5.75%, 07/01/26 ........................................................................... $  4,902,550
 3,000,000    Westmoreland County IDA Revenue, Refunding, Citizens General
               Hospital Project, Series A, 8.25%, 07/01/13 ...............................................    3,068,910
                                                                                                            ------------
                                                                                                            252,206,763
                                                                                                            ------------
              PUERTO RICO  1.0%
              Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y,
59,000,000       5.00%, 07/01/36 .........................................................................   51,158,310
 7,000,000       5.50%, 07/01/36 .........................................................................    6,583,640
 3,200,000    Puerto Rico Commonwealth Urban Renewal and Housing Corp., Refunding, 7.875%, 10/01/04 ......    3,460,416
              Puerto Rico Electric Power Authority Revenue, Refunding, Pre-Refunded,
 4,000,000       Series 1987-K, 9.375%, 07/01/17 .........................................................    4,114,240
 2,000,000       Series 1988-M, 8.00%, 07/01/08 ..........................................................    2,127,500
 5,000,000    Puerto Rico Municipal Finance Agency, Series 1988-A, Pre-Refunded, 8.25%, 07/01/08 .........    5,329,750
                                                                                                            ------------
                                                                                                             72,773,856
                                                                                                            ------------
              RHODE ISLAND  1.4%
 9,900,000    Providence Special Obligation Tax Increment, Series A, 7.65%, 06/01/16 .....................   10,756,350
 2,200,000    Rhode Island Clean Water Financial Agency Revenue, Drinking Water Providence,
               Series A, AMBAC Insured, 6.70%, 01/01/15 ..................................................    2,379,036
              Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
 1,895,000       Series 2, 7.75%, 04/01/22 ...............................................................    1,979,252
20,200,000       Series 10-A, 6.50%, 10/01/22 ............................................................   20,819,534
13,085,000       Series 10-A, 6.50%, 04/01/27 ............................................................   13,454,782
 7,400,000       Series 13, 6.70%, 10/01/15 ..............................................................    7,702,882
 4,030,000       Series 13, 6.85%, 04/01/27 ..............................................................    4,208,408
15,000,000       Series 15-A, 6.85%, 10/01/24 ............................................................   15,773,550
 2,720,000       Series 16-A, 6.375%, 10/01/26 ...........................................................    2,723,454
 2,320,000       Series 17-A, 6.25%, 04/01/17 ............................................................    2,320,626
 3,000,000    Rhode Island Port Authority and Economic Development Corp., Refunding,
               Shepard Building Project, Series B, AMBAC Insured,
               6.75%, 06/01/25 ...........................................................................    3,235,950
              Rhode Island State Health and Educational Building Corp. Revenue,
 3,000,000       Health Facilities, Tockwotton Home, Pre-Refunded, 7.25%, 04/15/17 .......................    3,346,350
   940,000       Roger Williams Realty, Elmhurst Nursing Home, FHA Insured, 7.50%, 08/01/29 ..............      978,437
 2,320,000       St. Antoine Medical Center, 6.70%, 11/15/12 .............................................    2,444,491
 2,750,000       St. Antoine Medical Center, 6.75%, 11/15/18 .............................................    2,887,913
                                                                                                            ------------
                                                                                                             95,011,015
                                                                                                            ------------
              SOUTH CAROLINA  1.7%
 1,800,000    Berkeley County School District COP, Berkeley School Facilities Group, Inc.,
               AMBAC Insured, 6.30%, 02/01/16 ............................................................    1,891,008
24,000,000    Charleston County Resource Recovery Revenue, Foster Wheeler, Inc. Project,
               Series A, 9.25%, 01/01/10 .................................................................   25,337,520
 5,000,000    Myrtle Beach COP, Myrtle Beach Convention Center Project, 6.875%, 07/01/17 .................    5,174,600
              Piedmont Municipal Power Agency, South Carolina Electric Revenue, Refunding,
18,115,000       6.55%, 01/01/16 .........................................................................   18,156,483
25,505,000       6.60%, 01/01/21 .........................................................................   25,563,406
 5,500,000       6.375%, 01/01/25 ........................................................................    5,550,710
 3,150,000       Series A, 5.75%, 01/01/24 ...............................................................    2,958,165
 5,050,000       Series A, AMBAC Insured, 5.75%, 01/01/24 ................................................    4,895,672
 3,000,000    Richland County PCR, Refunding, Union Camp Corp. Project, Series C, 6.55%, 11/01/20 ........    3,166,740
              South Carolina State Public Service Authority Revenue, Refunding,
12,765,000       Series A, AMBAC Insured, 6.375%, 07/01/21 ...............................................   13,241,517
10,000,000       Series B, 6.00%, 07/01/31 ...............................................................   10,009,900
                                                                                                            ------------
                                                                                                            115,945,721
                                                                                                            ------------

              SOUTH DAKOTA  0.4%
$5,000,000    Lawrence County PCR, Refunding, Black Hills Power and Light Co. Project, 6.70%, 06/01/10 ... $  5,347,250
              South Dakota State HDA, Homeownership Mortgage,
 4,130,000       Series A, 6.30%, 05/01/17 ...............................................................    4,172,580
10,580,000       Series A, 7.15%, 05/01/27 ...............................................................   10,985,426
 3,115,000       Series B, 7.10%, 05/01/17 ...............................................................    3,242,404
 3,480,000       Series D, 6.65%, 05/01/14 ...............................................................    3,652,608
 3,435,000       Series G, 7.125%, 05/01/14 ..............................................................    3,670,916
                                                                                                            ------------
                                                                                                             31,071,184
                                                                                                            ------------
              TENNESSEE  0.9%
 2,000,000    Franklin IDB, MFHR, Refunding, Landings Apartment Project, Series A,
               FSA Insured, 6.00%, 10/01/26 ..............................................................    1,978,060
 6,690,000    Gatlinburg COP, Gatlinburg Convention Center, Inc., Pre-Refunded, 9.25%, 12/01/12 ..........    7,088,523
              Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
 2,515,000       6.125%, 08/01/05 ........................................................................    2,525,186
 1,000,000       6.30%, 08/01/07 .........................................................................    1,002,860
 4,785,000    Knox County Health, Educational and Housing Facilities Board, MFHR, GNMA
               Secured, East Towne Village Project,  8.20%, 07/01/28 .....................................    4,968,266
              Memphis-Shelby County Airport Authority, Special Facilities and Project Revenue, Federal Express Corp.
14,690,000       7.875%, 09/01/09 ........................................................................   16,338,659
 6,520,000       6.75%, 09/01/12 .........................................................................    6,884,533
 1,940,000    Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%, 07/01/15 ..    2,069,999
 1,990,000    Mount Pleasant IDR, PCR, Stauffer Chemical Co. Project, 8.00%, 12/01/12 ....................    2,195,607
 5,000,000    Nashville and Davidson County Revenue, IDB, Refunding & Improvement,
               Oslo Treatment, Inc., 6.00%, 05/01/03......................................................    5,072,600
              Tennessee HDA, Homeownership Program,
 2,360,000       Series 1992, 6.80%, 07/01/17 ............................................................    2,437,809
 4,580,000       Series P, 7.70%, 07/01/16 ...............................................................    4,642,196
 2,275,000    Tennessee State Local Development Authority Revenue, Community Provider
               Pooled Loan Program, 6.45%, 10/01/14 ......................................................    2,354,216
                                                                                                            ------------
                                                                                                             59,558,514
                                                                                                            ------------
              TEXAS  7.2%
18,100,000    Austin Combined Utility System Revenue, Series A, Pre-Refunded, 8.00%, 11/15/16 ............   20,162,857
11,310,000    Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 05/15/16 ....................   11,804,360
              Bexar County Health Facilities Development Corp. Revenue,
 4,500,000       Incarnate Word Facility, FSA Insured, 6.00%, 11/15/15 ...................................    4,559,445
 8,300,000       Refunding, Incarnate Word Health Services, FSA Insured, 6.10%, 11/15/23 .................    8,389,640
 1,740,000    Bexar County HFC, MFHR, Sunpark Apartments Project, 6.875%, 12/01/12 .......................    1,778,106
 5,000,000    Bexar Metropolitan Water District, Water Works Systems Revenue, Refunding,
               MBIA Insured, 5.875%, 05/01/22.............................................................    5,035,600
 6,100,000    Brazos County Health Facilities Development Corp., Hospital Revenue,
               St. Joseph Hospital Project, Pre-Refunded,
               10.25%, 10/01/15 ..........................................................................    6,373,768
              Brazos River Authority, Collateralized, PCR, Texas Utilities Electric Co. Project,
 2,500,000       Series 1987-A, 9.875%, 10/01/17 .........................................................    2,600,950
17,550,000       Series 1988-A, 9.25%, 03/01/18 ..........................................................   18,519,462
15,000,000       Series 1989-A, 8.25%, 01/01/19 ..........................................................   15,985,650
              Brazos River Authority, Johnson County, Surface Water and Treatment Revenue,
   480,000       8.75%, 09/01/97 .........................................................................      480,058
   520,000       8.90%, 09/01/98 .........................................................................      520,062
   560,000       9.00%, 09/01/99 .........................................................................      560,073
   605,000       9.00%, 09/01/00 .........................................................................      605,079
   655,000       9.00%, 09/01/01 .........................................................................      655,000
   705,000       9.10%, 09/01/02 .........................................................................      705,092
   765,000       9.10%, 09/01/03 .........................................................................      765,099
   825,000       9.10%, 09/01/04 .........................................................................      825,107
   890,000       9.20%, 09/01/05 .........................................................................      890,116
   960,000       9.20%, 09/01/06 .........................................................................      960,125
 1,040,000       9.20%, 09/01/07 .........................................................................    1,040,135
 1,120,000       9.20%, 09/01/08 .........................................................................    1,120,146
 1,210,000       9.25%, 09/01/09 .........................................................................    1,210,157

              TEXAS (CONT.)
              Brazos River Authority, Johnson County, Surface Water and Treatment Revenue, (cont.)
$1,310,000       9.25%, 09/01/10 ......................................................................... $  1,310,170
 1,415,000       9.25%, 09/01/11 .........................................................................    1,415,184
 1,525,000       9.25%, 09/01/12 .........................................................................    1,525,198
 1,650,000       9.25%, 09/01/13 .........................................................................    1,650,215
 1,780,000       9.25%, 09/01/14 .........................................................................    1,780,231
 1,670,000       9.25%, 09/01/15 .........................................................................    1,670,234
              Dallas-Fort Worth International Airport Facilities, Improvement Corp. Revenue,
               American Airlines, Inc.,
99,000,000       8.00%, 11/01/24 .........................................................................  107,280,360
29,400,000       Refunding, 6.00%, 11/01/14 ..............................................................   29,023,974
 5,000,000    El Paso HFC, SFMR, Series 1991-A, 8.75%, 10/01/11 ..........................................    5,385,450
 2,700,000    Grand Prairie Health Facilities Development Corp., Hospital Revenue, Refunding,
               Dallas/Ft. Worth Medical Center Project, AMBAC
               Insured, 6.875%, 11/01/10 .................................................................    2,996,514
 1,085,000    Grand Prairie HFC, SFMR, 10.75%, 09/01/14 ..................................................    1,105,550
20,250,000    Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 02/01/22 .....................   21,415,590
              Harris County Toll Road Revenue, Multiple Mode, Senior Lien, Pre-Refunded,
 2,100,000       Refunding, Series 1987, 8.70%, 08/15/17 .................................................    2,190,195
 9,000,000       Series B, 8.625%, 08/15/07 ..............................................................    9,384,660
18,710,000       Series B, 8.70%, 08/15/17 ...............................................................   19,513,595
 3,500,000       Series C, 8.125%, 08/15/17 ..............................................................    3,710,945
 4,000,000       Series D, 8.25%, 08/15/07 ...............................................................    4,315,480
 5,000,000       Series D, 8.30%, 08/15/17 ...............................................................    5,397,450
              Houston Water and Sewer System Revenue, Refunding,
22,500,000       Junior Lien, Series A, MBIA Insured, 6.20%, 12/01/20 ....................................   23,253,300
21,000,000       Series B, 6.375%, 12/01/14 ..............................................................   21,860,790
    20,000    Joshua ISD, Refunding, Series B, 6.125%, 02/15/26 ..........................................       20,285
              Matagorda County Navigation District No. 1, PCR, Collateralized, Refunding,
25,300,000       Central Power and Light Co. Project, MBIA Insured, 6.10%, 07/01/28 ......................   25,766,785
19,200,000       Houston Lighting and Power Co., 6.00%, 07/01/28 .........................................   19,320,960
 5,500,000       Houston Lighting and Power Co., Series A, AMBAC Insured, 6.70%, 03/01/27 ................    5,901,500
40,975,000       Houston Lighting and Power Co., Series B, 7.70%, 02/01/19 ...............................   42,586,547
 1,125,000    Mesquite HFC, SFMR, Series 1983, 10.75%, 09/01/14 ..........................................    1,149,863
 5,000,000    Red River Pollution Control Authority, Refunding, West Texas Utilities Co. Project,
               MBIA Insured, 6.00%, 06/01/20 .............................................................    5,031,850
              Sabine River Authority PCR, Refunding,
 4,000,000       Southwestern Electric Power Co., MBIA Insured, 6.10%, 04/01/18 ..........................    4,082,720
 7,700,000       Texas Utilities Electric Co. Project, 6.55%, 10/01/22 ...................................    8,157,072
 5,000,000    San Antonio Water Revenue, Refunding, MBIA Insured, 6.50%, 05/15/10 ........................    5,358,500
              Texas Housing Agency, Residential Development Mortgage Revenue, Series D,
 1,525,000       8.35%, 01/01/08 .........................................................................    1,574,593
 3,095,000       8.35%, 07/01/08 .........................................................................    3,195,649
 2,465,000    Texas Housing Agency, SFMR, Series 1986-B, 8.20%, 03/01/16 .................................    2,524,283
 2,500,000    Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 07/15/13 ...............    2,558,300
 2,480,000    Texas Water Resources Finance Authority Revenue, 7.625%, 08/15/08 ..........................    2,630,834
 3,735,000    Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ..............................    3,951,070
                                                                                                            ------------
                                                                                                            505,541,983
                                                                                                            ------------
              U.S. TERRITORIES
   690,000    Virgin Islands HFA, HMR, Series B, GNMA Secured, Pre-Refunded, 8.10%, 12/01/18 .............      743,420
                                                                                                            ------------
              UTAH  1.8%
 5,050,000    Carbon County Solid Waste Disposal Revenue, Refunding, Laidlaw,
               Inc. Project, Series A, 7.50%, 02/01/10 ...................................................    5,530,609
              Intermountain Power Agency, Power Supply Revenue,
25,000,000       Refunding, Series A, 6.15%, 07/01/14 ....................................................   25,791,750
34,805,000       Refunding, Series B, 7.75%, 07/01/20 ....................................................   36,621,473
 5,500,000       Second Crossover, Series 86-C, 5.75%, 07/01/20 ..........................................    5,416,510
 9,500,000    Intermountain Power Agency, Special Obligation, Refunding, Fifth Crossover,
               Series 87-B, Pre-Refunded, 7.20%, 07/01/19 ................................................    9,737,405
 2,945,000    Utah State HFA, Refunding, Series A, 6.50%, 05/01/19 .......................................    2,987,791

              UTAH (CONT.)
              Utah State HFA, SFM,
$2,120,000       Refunding, 6.80%, 01/01/12 .............................................................. $  2,206,030
   615,000       Series A, 8.50%, 07/01/19 ...............................................................      636,156
 4,235,000       Series B, 6.55%, 07/01/19 ...............................................................    4,325,036
 4,190,000       Series B, 6.55%, 07/01/26 ...............................................................    4,305,560
   325,000       Series C-1, 6.80%, 07/01/12 .............................................................      338,189
 2,950,000       Series C-1, 8.375%, 07/01/19 ............................................................    3,176,088
   540,000       Series D, 8.60%, 07/01/19 ...............................................................      573,275
 3,135,000       Series E-1, 6.65%, 07/01/20 .............................................................    3,223,282
 1,160,000       Series G-1, 8.10%, 07/01/16 .............................................................    1,210,530
              Utah State School District Finance, Cooperative Revenue, Financing Pool, Series 1988,
 1,435,000       8.375%, 02/15/10.........................................................................    1,486,832
 1,040,000       Mandatory Redemption 02/15/98, 8.375%, 02/15/10..........................................    1,069,942
 1,190,000       Mandatory Redemption 02/15/99, 8.375%, 02/15/10..........................................    1,244,990
 1,195,000       Mandatory Redemption 02/15/00, 8.375%, 02/15/10..........................................    1,249,456
 1,245,000       Mandatory Redemption 02/15/01, 8.375%, 02/15/10..........................................    1,300,166
 1,340,000       Mandatory Redemption 02/15/02, 8.375%, 02/15/10..........................................    1,397,674
 1,420,000       Mandatory Redemption 02/15/03, 8.375%, 02/15/10..........................................    1,479,328
 1,730,000       Mandatory Redemption 02/15/04, 8.375%, 02/15/10..........................................    1,800,100
 2,450,000       Mandatory Redemption 02/15/05, 8.375%, 02/15/10..........................................    2,546,187
 1,030,000       Mandatory Redemption 02/15/06, 8.375%, 02/15/10..........................................    1,069,140
 1,065,000       Mandatory Redemption 02/15/07, 8.375%, 02/15/10..........................................    1,104,799
 1,160,000       Mandatory Redemption 02/15/08, 8.375%, 02/15/10..........................................    1,202,630
 1,210,000       Mandatory Redemption 02/15/09, 8.375%, 02/15/10..........................................    1,253,705
                                                                                                            ------------
                                                                                                            124,284,633
                                                                                                            ------------
              VERMONT  0.1%
 9,400,000    Vermont HFA, SF, Series 5, 7.00%, 11/01/27 .................................................    9,715,370
                                                                                                            ------------
              VIRGINIA  0.5%
              Danville IDA Revenue, Regional Medical Center, FGIC Insured,
 5,885,000       6.50%, 10/01/19 .........................................................................    6,233,804
 5,840,000       6.50%, 10/01/24 .........................................................................    6,182,516
 7,250,000    Henrico County IDA, Public Facilities Lease Revenue, Henrico County
               Regional Jail Project, 6.00%, 08/01/15 ....................................................    7,371,583
              Virginia State HDA, Commonwealth Mortgage,
 5,120,000       Series 1994-C, Sub-Series C-6, 6.25%, 01/01/15 ..........................................    5,197,261
 5,500,000       Series B, Sub-Series B-1, 7.20%, 07/01/17 ...............................................    5,896,990
 4,755,000       Series H, Sub-Series H-2, 6.55%, 01/01/17 ...............................................    4,937,021
                                                                                                            ------------
                                                                                                             35,819,175
                                                                                                            ------------
              WASHINGTON  4.0%
 5,000,000    Chelan County PUD No. 1, Cheland Hydro Consolidated System Revenue,
               Pre-Refunded, 9.30%, 07/01/62 .............................................................    5,265,050
32,480,000    Pierce County EDC, Refunding, Solid Waste-Steilacoom Revenue, 6.60%, 08/01/22 ..............   33,587,568
              Port Moses Lake Public Corp., Washington PCR, Union Carbide Corp.,
 2,100,000       7.50%, 08/01/04 .........................................................................    2,112,054
 1,000,000       7.875%, 08/01/06 ........................................................................    1,031,840
 2,760,000    SeaTac GO, Series 1994, 6.50%, 12/01/13 ....................................................    2,934,846
              Seattle Municipality, Metropolitan Seattle Sewer Revenue,
 9,680,000       Refunding, Series V, 6.20%, 01/01/32 ....................................................    9,731,304
 2,500,000       Series W, MBIA Insured, 6.25%, 01/01/21 .................................................    2,577,850
 4,810,000    Seattle Special Obligation, Chinatown International District, 5.90%, 08/01/26 ..............    4,678,976
 7,000,000    Snohomish County USD No. 6, 6.50%, 12/01/11 ................................................    7,599,620
 4,000,000    University of Washington Alumni Association Lease Revenue, Medical
               Center Roosevelt II, 6.30%, 08/15/14 ......................................................    4,193,800
 4,810,000    Washington State Housing Finance Commission, MFMR, Refunding, Series A, 7.90%, 07/01/30 ....    4,969,788
              Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding,
18,330,000       Series A, 6.00%, 07/01/09 ...............................................................   18,694,950
22,400,000       Series A, 6.00%, 07/01/12 ...............................................................   22,397,760

              WASHINGTON (CONT.)
              Washington State Public Power Supply System Revenue,
               Nuclear Project No. 1, Refunding, (cont.)
$35,355,000      Series A, 6.05%, 07/01/12 ...............................................................$  35,464,247
 16,150,000      Series A, 6.25%, 07/01/12 ...............................................................   16,380,461
 34,070,000      Series A, 6.50%, 07/01/15 ...............................................................   35,245,756
 21,250,000      Series A, 6.00%, 07/01/17 ...............................................................   20,882,375
 23,205,000      Series A, 6.25%, 07/01/17 ...............................................................   23,563,053
  7,700,000    Washington State Public Power Supply System Revenue, Nuclear Project No. 2,
               Refunding, Series A, 6.30%, 07/01/12 ......................................................    8,123,808
              Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Refunding,
 13,350,000      Series A, 6.50%, 07/01/18 ...............................................................   13,861,572
  3,500,000      Series A, MBIA Insured, 6.00%, 07/01/18 .................................................    3,470,670
                                                                                                            ------------
                                                                                                            276,767,348
                                                                                                            ------------
              WEST VIRGINIA  0.6%
 3,500,000    Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, 6.50%, 04/01/25 .....    3,639,615
              New Martinsville Building Commission Revenue, City of New Martinsville Project, Series A, Pre-Refunded,
 2,435,000       8.50%, 11/01/03 .........................................................................    2,555,995
 4,250,000       8.75%, 11/01/09 .........................................................................    4,494,757
 2,400,000    Taylor County PCR, Union Carbide Corp., 7.625%, 08/01/05 ...................................    2,730,527
 7,000,000    West Virginia State Hospital Financing Authority Revenue, Refunding & Improvement,
               Logan General Hospital Project,
               7.25%, 07/01/20 ...........................................................................    7,170,660
              West Virginia State Housing Development Fund, Housing Finance, Series D,
 3,680,000       7.00%, 05/01/17 .........................................................................    3,855,498
 9,000,000       7.05%, 11/01/24 .........................................................................    9,454,410
 5,000,000    West Virginia State Water Development Authority Revenue, Loan Program II, Series
               1988-A, Pre-Refunded, 8.625%, 11/01/28 ....................................................    5,410,050
                                                                                                            ------------
                                                                                                             39,311,512
                                                                                                            ------------
              WISCONSIN  1.2%
 2,200,000    Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .................................    2,240,765
 4,220,000    Madison Industrial Gas and Electric Co. Project, Series A, 6.75%, 04/01/27 .................    4,406,143
              Wisconsin Housing and EDA, Homeownership Revenue,
 9,190,000       Refunding, Series A, 6.10%, 11/01/10 ....................................................    9,384,276
10,230,000       Series 1, 6.75%, 09/01/15 ...............................................................   10,712,241
 3,000,000       Series 1, 6.75%, 09/01/17 ...............................................................    3,132,570
 2,080,000       Series A, 6.90%, 03/01/16 ...............................................................    2,206,068
 5,500,000       Series A, 6.45%, 03/01/17 ...............................................................    5,655,650
10,680,000       Series A, 7.10%, 03/01/23 ...............................................................   11,182,601
 3,000,000       Series B, 7.05%, 11/01/22 ...............................................................    3,158,430
              Wisconsin State Health and Educational Facilities Authority Revenue,
14,785,000       Lindengrove, Inc. Project, Pre-Refunded, 10.00%, 10/01/17 ...............................   15,718,672
 6,500,000       Mercy Health Systems Corp., AMBAC Insured, 6.125%, 08/15/13 .............................    6,666,140
 7,500,000       Mercy Health Systems Corp., AMBAC Insured, 6.125%, 08/15/17 .............................    7,645,200
                                                                                                            ------------
                                                                                                             82,108,756
                                                                                                            ------------


              WYOMING  0.3%
11,540,000    Wyoming CDA, Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 .........................   11,443,410
              Wyoming CDA, MF Mortgage, Series A,
 1,490,000       6.90%, 06/01/12 .........................................................................    1,513,154
 3,530,000       6.95%, 06/01/24 .........................................................................    3,600,671
              Wyoming CDA, SFM,
 2,500,000       Series A, 7.25%, 06/01/21 ...............................................................    2,659,950
 1,730,000       Series G, 7.375%, 06/01/17 ..............................................................    1,813,645
                                                                                                            ------------
                                                                                                             21,030,830
                                                                                                            ------------
                    Total Bonds (Cost $6,370,139,131).....................................................6,694,671,155
                                                                                                            ------------

              ZERO COUPON BONDS 1.6%
$11,040,000   Calcasieu Parish, Louisiana, Memorial Hospital Service District Revenue,
               Lake Charles Parish Memorial Hospital Hospital Project,
               Series A, (original accretion rate 5.59%), 12/01/22 ....................................... $  6,584,807
13,745,000    Chicago RMR, Refunding, Series B, MBIA Insured, (original accretion rate 7.30%), 10/01/09 ..    5,819,082
 5,935,000    Coldwater, Michigan, Community Schools, MBIA Insured, (original accretion rate 6.794%), 05/01/181,606,782
              Colorado Springs Airport Revenue, Series C,
 1,660,000       (original accretion rate 6.86%), 01/01/03 ...............................................    1,206,653
 1,610,000       (original accretion rate 6.966%), 01/01/05 ..............................................    1,030,045
 1,675,000       (original accretion rate 7.07%), 01/01/07 ...............................................      940,294
   800,000       (original accretion rate 7.07%), 01/01/08 ...............................................      418,671
 1,450,000       (original accretion rate 7.176%), 01/01/11 ..............................................      607,767
              Cook County, Illinois, Community Consolidated School District No. 54,
               Schaumburg Township, Series B, FGIC Insured, Pre-Refunded,
 3,505,000       (original accretion rate 6.50%), 01/01/07 ...............................................    2,061,535
 4,800,000       (original accretion rate 6.55%), 01/01/08 ...............................................    2,641,871
 4,380,000       (original accretion rate 6.60%), 01/01/09 ...............................................    2,253,684
 5,760,000       (original accretion rate 6.60%), 01/01/10 ...............................................    2,777,413
 6,000,000    Harrison, Michigan, Community Schools, AMBAC Insured, (original accretion rate 6.90%), 05/01/20 1,410,900
              Jefferson County, Kentucky, Capital Projects Corp., Lease Revenue, Refunding, Series A,
 1,640,000       (original accretion rate 6.75%), 08/15/07 ...............................................      934,291
 4,505,000       (original accretion rate 6.80%), 08/15/08 ...............................................    2,416,436
 4,580,000       (original accretion rate 6.87%), 08/15/09 ...............................................    2,297,098
 4,620,000       (original accretion rate 6.85%), 08/15/10 ...............................................    2,176,435
 6,825,000       (original accretion rate 6.95%), 08/15/13 ...............................................    2,669,734
 6,860,000       (original accretion rate 6.95%), 08/15/14 ...............................................    2,511,925
 7,005,000       (original accretion rate 7.00%), 08/15/16 ...............................................    2,241,040
 7,115,000       (original accretion rate 7.00%), 08/15/17 ...............................................    2,091,382
              Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
               Tax Revenue, McCormick Place Expansion Project,
               Series A, FGIC Insured,
     5,000       (original accretion rate 6.65%), 06/15/07 ...............................................        5,365
 8,500,000       (original accretion rate 6.526%), 06/15/08 ..............................................    4,641,510
11,000,000       (original accretion rate 6.677%), 06/15/09 ..............................................    5,621,660
 8,000,000       (original accretion rate 6.628%), 06/15/10 ..............................................    3,819,040
 9,690,000       (original accretion rate 6.629%), 06/15/11 ..............................................    4,342,282
   250,000       (original accretion rate 6.65%), 06/15/12 ...............................................      189,647
 5,645,000       Pre-Refunded, (original accretion rate 6.50%), 06/15/07 .................................    6,154,461
11,550,000       Pre-Refunded, (original accretion rate 6.50%), 06/15/12 .................................    9,363,584
 5,250,000    Owensboro, Kentucky, Electric Light and Power Revenue, Series B,
               AMBAC Insured, (original accretion rate 6.85%), 01/01/08 ..................................    2,969,452
 7,000,000    San Joaquin Hills, California, Transportation Corridor Agency,
               Toll Road Revenue, Senior Lien, (original accretion rate 6.449%),
               01/01/23 ..................................................................................    1,373,540
              Shreveport, Louisiana, Water and Sewer Revenue, Series B, FGIC Insured,
   490,000       (original accretion rate 7.05%), 12/01/07 ...............................................      264,947
 2,530,000       (original accretion rate 7.05%), 12/01/08 ...............................................    1,269,502
 4,080,000       (original accretion rate 7.05%), 12/01/09 ...............................................    1,899,892
 5,630,000       (original accretion rate 7.05%), 12/01/10 ...............................................    2,432,947
 7,000,000    Spring, Texas, ISD, Refunding, FGIC Insured, Pre-Refunded,
               (original accretion rate 7.80%), 08/15/08 .................................................    3,320,800
14,250,000    University of Illinois Revenues, AMBAC Insured, (original accretion rate 7.187%), 04/01/10 .    6,856,102
11,000,000    Washington State Public Power Supply System Revenue, Nuclear Project
               No. 2, Refunding, Series A, (original accretion rate 7.33%),
               07/01/13 ..................................................................................    4,095,520
              Washington State Public Power Supply System Revenue,
               Nuclear Project No. 3, Refunding, Series 1990-B,
 6,400,000       (original accretion rate 6.751%), 07/01/12 ..............................................    2,551,807
15,000,000       (original accretion rate 7.25%), 07/01/14 ...............................................    5,253,450
                                                                                                          --------------
                    Total Zero Coupon Bonds (Cost $101,410,300)...........................................  113,123,353
                                                                                                          --------------
                    Total Long Term Investments (Cost $6,471,549,431) ....................................6,807,794,508
                                                                                                          --------------

              aSHORT TERM INVESTMENTS 0.8%
$5,700,000    Jackson County, Mississippi, PCR, Refunding, Chevron U.S.A., Inc. Project,
               Daily VRDN and Put, 3.90%, 12/01/16 ....................................................... $  5,700,000
              New York City GO, Daily VRDN and Put,
 5,800,000       Series B, Sub-Series B-4, MBIA Insured, 4.05%, 08/15/23 .................................    5,800,000
 5,000,000       Series C, 4.25%, 10/01/23 ...............................................................    5,000,000
 2,600,000       Sub-Series A-7, 4.00%, 08/01/20 .........................................................    2,600,000
              New York City Municipal Water Financing Authority, Water and Sewer
               System Revenue, Daily VRDN and Put, FGIC Insured,
21,880,000       Series 93-C, 4.05%, 06/15/22 ............................................................   21,880,000
 5,100,000       Series C, 4.05%, 06/15/23 ...............................................................    5,100,000
 5,700,000    Phoenix, Arizona, Series 95-2, Bond Purchase Agreement, Daily VRDN and Put, 3.10%, 06/01/20     5,700,000
 6,100,000    Uinta County, Wyoming, PCR, Refunding, Chevron U.S.A., Inc. Project, Daily
               VRDN and Put, 3.35%, 12/01/22 .............................................................    6,100,000
                                                                                                          --------------
                    Total Short Term Investments (Cost $57,880,000) ......................................   57,880,000
                                                                                                          --------------
                        Total Investments (Cost $6,529,429,431)98.4% .....................................6,865,674,508
                        Other Assets and Liabilities, Net1.6% ............................................  111,756,880
                                                                                                          --------------
                       Net Assets 100.0% .................................................................$6,977,431,388
                                                                                                          --------------

              At April 30, 1997,  the net unrealized  appreciation  based on the cost of investments for income tax purposes of $6,529,429,431 was as follows:
                Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost ..........................................................$  343,043,008
                Aggregate gross unrealized depreciation for all investments in which there was
               an excess of tax cost over value ..........................................................   (6,797,931)
                                                                                                          --------------
                Net unrealized appreciation ..............................................................$  336,245,077
                                                                                                          --------------


PORTFOLIO ABBREVIATIONS :
AMBAC  -  American Municipal Bond Assurance Corp.
CDA    -  Community Development Authority/Agency
COP    -  Certificate of Participation
CRDA   -  Community Redevelopment Authority/Agency
EDA    -  Economic Development Authority/Agency
EDC    -  Economic Development Corp.
EDR    -  Economic Development Revenue
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Corp.
FHA    -  Federal Housing Authority
FI/GML -  Federally Insured or Guaranteed Mortgage Loan
FSA    -  Financial Security Assistance
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
HDA    -  Housing Development Authority
HFA    -  Housing Finance Agency
HFC    -  Housing Finance Corp.
HMR    -  Home Mortgage Revenue
IDA    -  Industrial Development Authority/Agency
IDB    -  Industrial Development Board

IDR    -  Industrial Development Revenue
IPC    -  Industrial Pollution Control
ISD    -  Independent School District
L.P.   -  Limited Partnership
MBIA   -  Municipal Bond Investors Assurance Corp.
MBS    -  Mortgage-Backed Securities
MF     -  Multi-Family
MFHR   -  Multi-Family Housing Revenue
MFMR   -  Multi-Family Mortgage Revenue
MFR    -  Multi-Family Revenue
PCR    -  Pollution Control Revenue
PUD    -  Public Utility District
RDA    -  Redevelopment Authority/Agency
RMR    -  Residential Mortgage Revenue
SF     -  Single Family
SFM    -  Single Family Mortgage
SFMR   -  Single Family Mortgage Revenue
SFR    -  Single Family Revenue
USD    -  Unified School District

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).

bSee Note 1(f) regarding securities purchased on a when-issued basis.


   The accompanying notes are an integral part of these financial statements.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997

Assets:
 Investments in securities, at value
  (identified cost $6,529,429,431)        $6,865,674,508
 Cash                                          2,982,374
 Receivables:
  Interest                                   136,723,038
  Investment securities sold                   6,783,647
  Capital shares sold                          5,499,591
                                        -----------------
      Total assets                         7,017,663,158
                                        -----------------

Liabilities:
 Payables:
  Investment securities purchased:
   Regular delivery                            1,373,330
   When-issued basis (Note 1)                 24,173,183
  Management fees                              2,636,050
  Capital shares repurchased                   2,993,877
  Distribution fees                            1,315,974
  Shareholder servicing costs                    228,437
 Other payables to shareholders                7,280,151
 Accrued expenses and other liabilities          230,768
                                        -----------------
      Total liabilities                       40,231,770
                                        -----------------
Net assets, at value                      $6,977,431,388
                                        -----------------
Net assets consist of:
 Undistributed net investment income           1,843,059
 Net unrealized appreciation on investments  336,245,077
 Net realized loss                           (68,611,717)
 Class I capital shares                    6,635,959,914
 Class II capital shares                      71,995,055
                                        -----------------
Net assets, at value                      $6,977,431,388
                                        -----------------

CLASS I SHARES:
 Net assets, at value                     $6,905,487,870
                                        -----------------
 Shares outstanding                          580,178,206
                                        -----------------
 Net asset value per share*                      $ 11.90
                                        -----------------
 Maximum offering price (100/95.75 of $11.90)    $ 12.43
                                        -----------------

CLASS II SHARES:
 Net assets, at value                      $  71,943,518
                                        -----------------
 Shares outstanding                            6,045,053
                                        -----------------
 Net asset value per share*                      $ 11.90
                                        -----------------
 Maximum offering price (100/99 of $11.90)       $ 12.02
                                        -----------------


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1997

Investment income:
 Interest                                               $463,579,641
                                                       --------------
Expenses:
 Management fees (Note 5)               31,921,470
 Distribution fees - Class I (Note 5)    4,878,836
 Distribution fees - Class II (Note 5)     342,573
 Shareholder servicing costs (Note 5)    2,125,004
 Reports to shareholders                 1,333,107
 Registration and filing fees              153,003
 Professional fees                         134,624
 Directors' fees and expenses              132,581
 Custodian fees                             66,503
 Other                                     323,460
                                        -----------
      Total expenses                                     41,411,161
                                                       -------------
       Net investment income                            422,168,480
                                                       -------------
Realized and unrealized gain (loss) on investments:
  Net realized loss                                      (3,427,474)
  Net unrealized appreciation                            44,923,895
                                                       -------------
Net realized and unrealized gain
 on investments                                          41,496,421
                                                       -------------
Net increase in net assets resulting
 from operations                                       $463,664,901
                                                       -------------


   The accompanying notes are an integral part of these financial statements.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 1997 AND 1996

                                                                                              1997            1996
                                                                                     ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                                                 $  422,168,480  $  438,597,003
  Net realized gain (loss) from security transactions                                       (3,427,474)     72,837,068
  Net unrealized appreciation (depreciation) on investments                                 44,923,895     (11,834,809)
                                                                                       ----------------------------------
      Net increase in net assets resulting from operations                                 463,664,901     499,599,262
                                                                                       ----------------------------------
 Distributions to shareholders:
  From undistributed net investment income:
   Class I                                                                                (418,463,139)   (438,791,296)
   Class II                                                                                 (2,758,091)       (780,115)
 Increase (decrease) in net assets from capital share transactions (Note 2)               (111,722,512)     99,741,632
                                                                                       ----------------------------------
      Net increase (decrease) in net assets                                                (69,278,841)    159,769,483
Net assets:
 Beginning of year                                                                       7,046,710,229   6,886,940,746
                                                                                       ----------------------------------
 End of year                                                                            $6,977,431,388  $7,046,710,229
                                                                                       ----------------------------------
Undistributed net investment income included in net assets:
 Beginning of year                                                                                $ --     $   974,408
                                                                                       ----------------------------------
 End of year                                                                              $  1,843,059            $ --
                                                                                       ----------------------------------



   The accompanying notes are an integral part of these financial statements.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Fund seeks to provide tax-free income.

The Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class. The offering of Class II shares began on May 1, 1995, at which time all previously outstanding shares became Class I shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

B. MUNICIPAL BONDS OR NOTES WITH "PUTS":

The Fund has purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put".

C. INCOME TAXES:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code (the Code) and to make the requisite distributions to its shareholders which will be sufficient to relieve the Fund from income and excise taxes.

D. SECURITY TRANSACTIONS:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

E. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount and premium are amortized as required by the Code. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS:

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These securities are identified on the accompanying Statement of Investments in Securities and Net Assets. The Fund has set aside sufficient investment securities as collateral for these purchase commitments.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

G. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At April 30, 1997, there were 10,000,000,000 shares of no par value capital stock authorized, of which 3,000,000,000 each have been allocated to Class I and
II. Transactions in each of the Fund's shares were as follows:


                                                                                 Year Ended April 30,
                                                            ------------------------------------------------------------
                                                                           1997                           1996
                                                            ------------------------------------------------------------
                                                                  Shares        Amount            Shares       Amount
                                                            ------------------------------------------------------------
Class I Shares:
Shares sold                                                     82,507,276$    981,902,405     70,993,778$ 847,089,902
Shares issued in reinvestment of distributions                  13,756,253    163,131,977      14,001,002  166,964,403
Shares redeemed                                               (108,778,728)(1,294,264,916)    (79,499,754)(948,799,706)
                                                            ------------------------------------------------------------
Net increase (decrease)                                        (12,515,199)$  (149,230,534)     5,495,026$  65,254,599
                                                            ------------------------------------------------------------
Class II Shares:
Shares sold                                                      3,562,296   $ 42,300,025       3,046,996$  36,418,313
Shares issued in reinvestment of distributions                     144,321      1,713,499          38,262      458,678
Shares redeemed                                                   (546,174)    (6,505,502)       (200,657)  (2,389,958)
                                                            ------------------------------------------------------------
Net increase                                                     3,160,443   $ 37,508,022       2,884,601$  34,487,033
                                                            ------------------------------------------------------------


3. CAPITAL LOSS CARRYOVERS

At April 30, 1997, for tax purposes, the Fund had capital loss carryovers as follows:

Capital loss carryovers expiring in: 2000        $ 2,238,745
                                     2002         10,591,976
                                     2003         52,353,522
                                     2005          3,427,474
                                                -------------
                                                 $68,611,717
                                                -------------

For tax purposes, the aggregate cost of securities and unrealized appreciation are the same as for financial reporting purposes at April 30, 1997.


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended April 30, 1997 aggregated $1,136,504,977 and $1,323,427,894 respectively.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

A. MANAGEMENT AGREEMENT:

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers) provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed monthly on the net assets of the Fund on the last day of the month as follows:


Annualized Fee Rate      Month End Net Assets
----------------------------------------------------------------------------
     0.625%              First $100 million
     0.50%               Over $100 million up to and including $250 million
     0.45%               Over $250 million up to and including $10 billion



Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, Franklin Templeton Services, Inc. (FT Services) provides administrative services and facilities for the Fund. The fee is paid by Advisers and computed monthly based on average daily net assets. It is not a separate expense of the Fund.

B. SHAREHOLDER SERVICES AGREEMENT:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred by the Fund for the year ended April 30, 1997 aggregated $2,125,004 of which $1,980,688 was paid to Investor Services.

C. DISTRIBUTION PLANS AND UNDERWRITING AGREEMENT:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Fund reimburses Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to a maximum of 0.10% per annum for Class I and 0.65% per annum for Class II, of the average daily net assets of such class for costs incurred in the promotion, offering and marketing of the Fund's shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Fund under the Plans aggregated $5,221,409 for the year ended April 30, 1997.

In its capacity as underwriter for the shares of the Fund, Distributors receives commissions on sales of the Fund's capital stock. Commissions are deducted from the gross proceeds received from the sale of the capital stock of the Fund, and as such are not expenses of the Fund. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Fund's shares. Commissions received by Distributors, the amount paid to other dealers and any applicable contingent deferred sales charges (CDSC) for the year ended April 30, 1997, were as follows:

Total commissions received, including CDSC       $12,246,733
Paid to other dealers                             12,328,641
CDSC                                                  30,800

D. OTHER AFFILIATED PARTIES AND TRANSACTIONS:

Certain officers and directors of the Fund are also officers and/or directors of Distributors, Advisers, FT Services and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.


6. CREDIT RISK

Although the Fund has a diversified portfolio, it has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.

The Fund has 3.3% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower quality securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


7. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period are as follows:


                                                                                   YEAR ENDED APRIL 30,
                                                            --------------------------------------------------------------
                                                                  1997        1996        1995       1994        1993
                                                            --------------------------------------------------------------
CLASS I SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period                            $11.83     $11.73      $11.81      $12.24     $11.68
                                                            --------------------------------------------------------------
Net investment income                                                .71        .74         .75         .77        .80
Net realized and unrealized gain (loss) on securities                .073       .104       (.053)      (.415)      .576
                                                            --------------------------------------------------------------
Total from investment operations                                     .783       .844        .697        .355      1.376
Distributions from net investment income                            (.713)     (.744)      (.777)      (.785)     (.816)
                                                            --------------------------------------------------------------
Net asset value at end of period                                  $11.90     $11.83      $11.73      $11.81     $12.24
                                                            --------------------------------------------------------------
TOTAL RETURN*                                                       6.81%      7.33%       6.21%       2.58%     11.89%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (in 000's)                        $6,905,488  $7,012,601  $6,886,941 $6,804,262  $6,414,739
Ratio of expenses to average net assets                              .58%       .57%        .59%        .52%       .51%
Ratio of net investment income to average net assets                6.00%      6.20%       6.47%       6.27%      6.68%
Portfolio turnover rate                                            16.43%     25.10%      19.88%      24.59%     13.30%



                                                                Year ended April 30,
                                                            ---------------------------
                                                                  1997        1996
                                                            ---------------------------
CLASS II SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period                            $11.82     $11.73+
                                                            ---------------------------
Net investment income                                                .66        .68
Net realized and unrealized gain (loss) on securities                .064       .091
                                                            ---------------------------
Total from investment operations                                     .724       .771
Distributions from net investment income                            (.644)     (.681)
                                                            ---------------------------
Net asset value at end of period                                  $11.90     $11.82
                                                            ---------------------------
TOTAL RETURN*                                                       6.28%      6.68%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (in 000's)                           $71,944     $34,110
Ratio of expenses to average net assets                             1.16%      1.15%
Ratio of net investment income to average net assets                5.42%      5.68%
Portfolio turnover rate                                            16.43%     25.10%


*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or CDSC, and assumes reinvestment of dividends and capital gains at net asset value. Prior to May 1, 1994, dividends were reinvested at the maximum offering price, and capital gains at net asset value. Effective May 1, 1994, with the implementation of the Rule 12b-1 distribution plan for Class I shares, the sales charge on reinvested dividends was eliminated.

+The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.062 per share. The net asset value per share at beginning of period includes this dividend.



The Fund hereby designates 100% of the distributions paid from net investment income for the taxable year ended April 30, 1997, as exempt-interest dividends per Section 852(b)(5) of the Internal Revenue Code.





FRANKLIN FEDERAL TAX-FREE INCOME FUND
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

FRANKLIN FEDERAL TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of the Franklin Federal Tax-Free Income Fund (the Fund), including the statement of investments in securities and net assets, as of April 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Federal Tax-Free Income Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


San Francisco, California

May 29, 1997



Franklin Federal Tax-Free Income Fund Annual Report April 30, 1997.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a)OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the asset allocation of the fund's securities on April 30, 1997, based on total net assets.


AAA                                 30.2%
AA                                  15.1%
A                                   16.0%
BBB                                 35.4%
Below Investment Grade               3.3%

GRAPHIC MATERIAL (2)

This chart shows in map format the top three states of the fund's total market value on 4/30/97: California (6.89%), Texas (7.47%), and New York (14.61%).

GRAPHIC MATERIAL (3)

This bar chart shows the comparison between the fund's Class I distribution rate of 5.60% and the taxable equivalent distribution rate of 9.27%.

GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the Franklin Federal Tax-Free Income Fund Class I Shares to that of the Lehman Brothers Municipal Bond Index and the Consumer Price Index (CPI), based on a $10,000 investment from 5/1/87 to 4/30/97.

Period Ending           Fed Tax-Free      LBMuni      CPI

5/1/87                      9571           10000      10000
5/29/87                     9422           9,950      10,035
6/30/87                     9611           10,243     10,070
7/31/87                     9687           10,347     10,096
8/31/87                     9773           10,370     10,150
9/30/87                     9301           9,987      10,203
10/30/87                    9307           10,022     10,229
11/30/87                    9600           10,284     10,238
12/31/87                    9815           10,433     10,238
1/29/88                     10249          10,804     10,265
2/29/88                     10449          10,919     10,292
3/31/88                     10214          10,792     10,336
4/29/88                     10249          10,874     10,390
5/31/88                     10293          10,843     10,425
6/30/88                     10498          11,001     10,470
7/29/88                     10543          11,072     10,514
8/31/88                     10617          11,082     10,558
9/30/88                     10865          11,283     10,629
10/31/88                    11115          11,481     10,664
11/30/88                    10994          11,376     10,672
12/30/88                    11179          11,492     10,690
1/31/89                     11355          11,730     10,744
2/28/89                     11282          11,596     10,788
3/31/89                     11253          11,568     10,850
4/28/89                     11487          11,842     10,921
5/31/89                     11682          12,089     10,983
6/30/89                     11816          12,253     11,010
7/31/89                     11899          12,420     11,036
8/31/89                     11859          12,298     11,054
9/29/89                     11807          12,261     11,089
10/31/89                    11913          12,411     11,142
11/30/89                    12084          12,628     11,169
12/29/89                    12191          12,731     11,187
1/31/90                     12107          12,672     11,302
2/28/90                     12248          12,784     11,355
3/30/90                     12217          12,788     11,418
4/30/90                     12108          12,696     11,436
5/31/90                     12406          12,973     11,462
6/29/90                     12518          13,087     11,524
7/31/90                     12730          13,281     11,568
8/31/90                     12496          13,088     11,674
9/28/90                     12463          13,096     11,772
10/31/90                    12600          13,333     11,843
11/30/90                    12853          13,601     11,869
12/31/90                    12865          13,661     11,869
1/31/91                     13074          13,844     11,940
2/28/91                     13133          13,964     11,958
3/29/91                     13204          13,970     11,976
4/30/91                     13441          14,157     11,994
5/31/91                     13537          14,283     12,030
6/28/91                     13562          14,269     12,065
7/31/91                     13779          14,443     12,083
8/30/91                     13914          14,634     12,118
9/30/91                     14121          14,824     12,172
10/31/91                    14208          14,957     12,190
11/29/91                    14283          14,999     12,225
12/31/91                    14567          15,322     12,234
1/31/92                     14603          15,357     12,252
2/28/92                     14614          15,362     12,296
3/31/92                     14676          15,368     12,359
4/30/92                     14814          15,504     12,376
5/29/92                     15029          15,687     12,393
6/30/92                     15247          15,951     12,438
7/31/92                     15761          16,429     12,464
8/31/92                     15552          16,268     12,499
9/30/92                     15564          16,374     12,534
10/30/92                    15352          16,214     12,578
11/30/92                    15721          16,504     12,596
12/31/92                    15958          16,672     12,587
1/29/93                     16153          16,866     12,648
2/26/93                     16564          17,476     12,693
3/31/93                     16491          17,291     12,737
4/30/93                     16621          17,466     12,773
5/31/93                     16725          17,563     12,791
6/30/93                     16994          17,857     12,809
7/30/93                     17016          17,880     12,809
8/31/93                     17301          18,252     12,844
9/30/93                     17477          18,460     12,871
10/29/93                    17512          18,495     12,924
11/30/93                    17435          18,332     12,933
12/31/93                    17753          18,719     12,933
1/31/94                     17903          18,932     12,968
2/28/94                     17595          18,442     13,012
3/31/94                     17057          17,692     13,056
4/29/94                     17094          17,842     13,075
5/31/94                     17218          17,997     13,084
6/30/94                     17151          17,887     13,128
7/29/94                     17394          18,215     13,164
8/31/94                     17460          18,278     13,217
9/30/94                     17289          18,010     13,252
10/31/94                    17043          17,689     13,261
11/30/94                    16751          17,369     13,279
12/30/94                    17090          17,751     13,279
1/31/95                     17524          18,259     13,332
2/28/95                     17945          18,790     13,385
3/31/95                     18091          19,006     13,429
4/28/95                     18156          19,029     13,474
5/31/95                     18579          19,636     13,501
6/30/95                     18519          19,465     13,528
7/31/95                     18664          19,650     13,528
8/31/95                     18841          19,900     13,563
9/29/95                     18939          20,025     13,590
10/31/95                    19182          20,315     13,635
11/30/95                    19474          20,653     13,625
12/29/95                    19671          20,851     13,616
1/31/96                     19755          21,009     13,696
2/29/96                     19677          20,867     13,740
3/29/96                     19499          20,599     13,811
4/30/96                     19486          20,542     13,865
5/31/96                     19506          20,534     13,891
6/28/96                     19709          20,757     13,900
7/31/96                     19858          20,946     13,926
8/30/96                     19873          20,942     13,953
9/30/96                     20125          21,235     13,997
10/31/96                    20326          21,475     14,042
11/29/96                    20632          21,868     14,069
12/31/96                    20596          21,776     14,069
1/31/97                     20646          21,818     14,114
2/28/97                     20835          22,018     14,158
3/31/97                     20642          21,726     14,193
4/30/97                     20813          21,908     14,211

Total Return:               108.13%        119.08%    42.11%

GRAPHIC MATERIAL (5)

This bar chart shows the comparison between the fund's Class II distribution rate of 5.20% and the taxable equivalent distribution rate of 8.61%.

GRAPHIC MATERIAL (6)

The following line graph hypothetically compares the performance of the Franklin Federal Tax-Free Income Fund Class II Shares to that of the Lehman Brothers Municipal Bond Index and the Consumer Price Index (CPI), based on a $10,000 investment from 5/1/95 to 4/30/97.

Period Ending           Fed Tax-Free      LBMuni      CPI

   5/1/95      9898    $10,000$10,000
  5/31/95      10127   10,319 10,020
  6/30/95      10090   10,229 10,040
  7/31/95      10163   10,326 10,040
  8/31/95      10254   10,458 10,066
  9/30/95      10303   10,523 10,086
  10/31/95     10430   10,676 10,120
  11/30/95     10574   10,853 10,112
  12/31/95     10685   10,957 10,105
  1/31/96      10725   11,041 10,165
  2/29/96      10677   10,966 10,198
  3/31/96      10576   10,825 10,251
  4/30/96      10557   10,795 10,291
  5/31/96      10563   10,791 10,310
  6/28/96      10667   10,908 10,316
  7/31/96      10743   11,008 10,336
  8/30/96      10745   11,005 10,356
  9/30/96      10885   11,159 10,389
  10/31/96     10989   11,286 10,422
  11/29/96     11140   11,492 10,442
  12/31/96     11124   11,444 10,442
  1/31/97      11146   11,466 10,475
  2/28/97      11233   11,571 10,508
  3/31/97      11134   11,417 10,534
  4/30/97      11220   11,513 10,548

Total Return    12.20% 15.13%  5.48%